UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

AGF Investments Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William H. DeRoche, President

53 State Street, Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
December 31, 2020

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.AGFiQ.com. Please read the prospectus carefully before you invest.
Risks:   There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only Exchange Traded Funds (“ETFs”) are increasing in value, a Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.
AGFiQ Dynamic Hedged U.S. Equity ETF (USHG) specific risks: The Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful, and even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position. The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. To the extent the Fund invests significantly in the AGFiQ U.S. Market Neutral Anti-Beta Fund, which is also managed by the Adviser (the “Market Neutral ETF”), or similar lower beta ETFs available in the marketplace, it will be subject to the following risks, among others, applicable to investing in the Market Neutral ETF: There is a risk that during a “bull” market, when most equity securities and long-only ETFs are increasing in value, the Market Neutral ETF’s short positions will likely cause the Market Neutral ETF to underperform the overall U.S. equity market and long-only ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. The value of an investment in the Market Neutral ETF may fall, sometimes sharply, and you could lose money by investing in the fund. The Market Neutral ETF may utilize derivatives and as a result, the Market Neutral ETF could lose more that the amount it invests. When utilizing short selling the amount the Market Neutral ETF could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain.
AGFiQ Global Infrastructure ETF (GLIF) specific risks: The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.
Shares of AGFiQ ETFs are bought and sold at market price (not net assets value (“NAV”), as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.
Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. One cannot invest directly in an index.
Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.
Distributor:   Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Industries
Schedule of Investments
1	AGFiQ U.S. Market Neutral Momentum Fund
7	AGFiQ U.S. Market Neutral Anti-Beta Fund
14	AGFiQ Hedged Dividend Income Fund
19	AGFiQ Global Infrastructure ETF
21	AGFiQ Dynamic Hedged U.S. Equity ETF
22	Statements of Assets and Liabilities
24	Statements of Operations
26	Statements of Changes in Net Assets
29	Financial Highlights
31	Notes to Financial Statements
46	Expense Examples
48	Liquidity Risk Management
49	Additional Information
Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of a Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.
The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by AGF Investments LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones’, CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.
DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.
The Indxx Hedged Dividend Income IndexSM is a product of Indxx, LLC and has been licensed for use. The AGFiQ Hedged Dividend Income Fund ("ETF") and its common shares are not sponsored, endorsed, sold or promoted by Indxx, LLC. Indxx, LLC makes no representation or warranty, express or implied, to the shareholders of the ETF or any member of the public regarding the advisability of investing in securities generally or in the ETF particularly or the ability of any data supplied by Indxx, LLC to track general stock market performance. Indxx, LLC's only relationship to the ETF is the licensing of certain trademarks and trade names of Indxx, LLC and of the data supplied by Indxx, LLC which is determined, composed and calculated by Indxx, LLC without regard to the ETF or its common shares. Indxx, LLC has no obligation to take the needs of the Adviser or the shareholders of the ETF into consideration in determining, composing or calculating the data supplied by Indxx, LLC. Indxx, LLC is not responsible for and has not participated in the determination of the prices of the common shares of the ETF or the timing of the issuance or sale of such common shares. Indxx, LLC has no obligation or liability in connection with the administration, marketing or trading of the ETF or its common shares.

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AGF Investments Trust
Allocation of Portfolio Holdings and Industries
December 31, 2020 (Unaudited)
AGFiQ U.S. Market Neutral Momentum Fund (MOM)
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (the “Target Momentum Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Momentum Index and selling short at least 80% of the short positions in the Target Momentum Index. The Target Momentum Index is a long/short market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.
Market Exposure
Investment Type	% of Net Assets
Equity Securities Long Positions	89%
Equity Securities Short Positions	-97%
Swap Agreements Long Positions	19%
Swap Agreements Short Positions	-14%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings — Long
Company	% of Net Assets
Peloton Interactive, Inc.	0.6%
Crowdstrike Holdings, Inc.	0.6%
Zscaler, Inc.	0.6%
RingCentral, Inc.	0.6%
MongoDB, Inc.	0.6%
Chewy, Inc.	0.6%
Tesla, Inc.	0.6%
Chegg, Inc.	0.6%
Enphase Energy, Inc.	0.5%
Etsy, Inc.	0.5%
Largest Equity Holdings — Short
Company	% of Net Assets
FireEye, Inc.	-0.7%
Proofpoint, Inc.	-0.7%
Pluralsight, Inc.	-0.6%
Cargurus, Inc.	-0.6%
Nielsen Holdings plc	-0.6%
Lyft, Inc.	-0.6%
Coherent, Inc.	-0.6%
Kohl’s Corp.	-0.6%
Western Digital Corp.	-0.6%
Illumina, Inc.	-0.6%

Sector Weightings	% of Long Weight	% of Short Weight
Communication Services	4.15%	-4.05%
Consumer Discretionary	12.26%	-11.91%
Consumer Staples	4.82%	-4.87%
Energy	3.16%	-3.41%
Financials	14.58%	-14.21%
Health Care	12.81%	-12.80%
Industrials	13.07%	-13.28%
Information Technology	18.15%	-18.15%
Materials	5.40%	-5.44%
Real Estate	6.87%	-7.02%
Utilities	4.73%	-4.86%

i

AGF Investments Trust
Allocation of Portfolio Holdings and Industries
December 31, 2020 (Unaudited)
AGFiQ U.S. Market Neutral Anti-Beta Fund (BTAL)
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (the “Target Anti-Beta Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Anti-Beta Index and selling short at least 80% of the short positions in the Target Anti-Beta Index. The Target Anti-Beta Index is a long/short market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.
Market Exposure
Investment Type	% of Net Assets
Equity Securities Long Positions	91%
Equity Securities Short Positions	-93%
Swap Agreements Long Positions	16%
Swap Agreements Short Positions	-16%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings — Long
Company	% of Net Assets
Crowdstrike Holdings, Inc.	0.6%
Peloton Interactive, Inc.	0.6%
Zscaler, Inc.	0.6%
MongoDB, Inc.	0.6%
RingCentral, Inc.	0.6%
Smartsheet, Inc.	0.6%
Alexion Pharmaceuticals, Inc.	0.6%
Amedisys, Inc.	0.6%
Nielsen Holdings plc	0.5%
Fortinet, Inc.	0.5%
Largest Equity Holdings — Short
Company	% of Net Assets
Pluralsight, Inc.	-0.6%
Enphase Energy, Inc.	-0.6%
Lyft, Inc.	-0.6%
Coherent, Inc.	-0.5%
Kohl’s Corp.	-0.5%
Western Digital Corp.	-0.5%
Zillow Group, Inc.	-0.5%
Tenet Healthcare Corp.	-0.5%
Darling Ingredients, Inc.	-0.5%
NRG Energy, Inc.	-0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Communication Services	4.42%	-3.61%
Consumer Discretionary	11.71%	-11.48%
Consumer Staples	4.77%	-5.06%
Energy	3.07%	-3.51%
Financials	14.51%	-14.62%
Health Care	12.86%	-12.84%
Industrials	13.09%	-13.27%
Information Technology	18.24%	-18.05%
Materials	5.35%	-5.52%
Real Estate	7.42%	-7.35%
Utilities	4.56%	-4.69%

AGF Investments Trust
Allocation of Portfolio Holdings and Industries
December 31, 2020 (Unaudited)
AGFiQ Hedged Dividend Income Fund (DIVA)
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Indxx Hedged Dividend Income Index (the “Target High Dividend Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stock of the long positions in the Target High Dividend Index and selling short at least 80% of the short positions in the Target High Dividend Index. The Target High Dividend Index is a long/short index in which the long positions, in the aggregate, have approximately twice the weight as the short positions, in the aggregate. In tracking the Target Hedged Dividend Index, the Fund is designed to provide high dividend income with a secondary goal of capital appreciation and to limit the drawdown of the Fund when equity markets fall and give up some of the gains when the markets rise.
Market Exposure
Investment Type	% of Net Assets
Equity Securities Long Positions	95%
Equity Securities Short Positions	-49%
Master Limited Partnership Long Positions	3%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings — Long
Company	% of Net Assets
Gaming and Leisure Properties, Inc.	1.0%
Broadcom, Inc.	1.0%
Edison International	1.0%
J M Smucker Co. (The)	1.0%
Altria Group, Inc.	1.0%
NextEra Energy Partners LP	1.0%
PPL Corp.	1.0%
IDACORP, Inc.	1.0%
Healthcare Trust of America, Inc.	1.0%
NiSource, Inc.	1.0%
Largest Equity Holdings — Short
Company	% of Net Assets
WEC Energy Group, Inc.	-0.6%
Xcel Energy, Inc.	-0.6%
Essential Utilities, Inc.	-0.6%
Evergy, Inc.	-0.6%
Alliant Energy Corp.	-0.6%
CenterPoint Energy, Inc.	-0.6%
FirstEnergy Corp.	-0.6%
Atmos Energy Corp.	-0.6%
Eversource Energy	-0.6%
AES Corp. (The)	-0.6%

Sector Weightings	% of Long Weight	% of Short Weight
Communication Services	4.01%	-4.14%
Consumer Discretionary	5.00%	-5.00%
Consumer Staples	10.03%	-9.98%
Energy	6.98%	-7.00%
Financials	12.93%	-20.96%
Health Care	7.01%	-6.82%
Industrials	3.98%	-3.95%
Information Technology	8.02%	-7.91%
Materials	4.96%	-5.00%
Real Estate	12.02%	-4.03%
Utilities	25.06%	-25.21%

AGF Investments Trust
Allocation of Portfolio Holdings and Industries
December 31, 2020 (Unaudited)
AGFiQ Global Infrastructure ETF (GLIF)
The Fund seeks to provide long-term capital appreciation, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of infrastructure-related companies located throughout the world, including the United States, and infrastructure-related investments. The Fund is an actively managed exchange traded fund that seeks to achieve its investments objective by using a proprietary, multi-factor quantitative model to evaluate securities of issuers in the infrastructure group of industries by evaluating and ranking equity securities based on factors that identify growth, value, quality and risk characteristics.
Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
Exchange Traded Fund	0%(a)

(a)
Represents less than 0.5% of net assets.

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Sector Weightings
Sectors	% of Net Assets
Communication Services	3.98%
Consumer Discretionary	1.09%
Energy	18.47%
Industrials	15.15%
Information Technology	2.16%
Exchange Traded Funds	0.18%
Real Estate	19.83%
Utilities	39.14%
Largest Equity Holdings
Company	% of Net Assets
Enbridge, Inc.	7.2%
American Tower Corp.	7.1%
Crown Castle International Corp.	5.2%
TC Energy Corp.	3.3%
National Grid plc	3.3%
Vinci SA	3.2%
Kinder Morgan, Inc.	3.0%
Williams Cos., Inc. (The)	2.6%
Sempra Energy	2.3%
Transurban Group	2.2%

Top 10 Country Allocation
Country	% of Net Assets
United States	46.98%
Canada	17.06%
China	5.39%
United Kingdom	4.59%
Australia	4.53%
Spain	3.56%
France	3.20%
Italy	3.07%
Germany	2.34%
Austria	1.37%

AGF Investments Trust
Allocation of Portfolio Holdings and Industries
December 31, 2020 (Unaudited)
AGFiQ Dynamic Hedged U.S. Equity ETF (USHG)
The Fund seeks to provide long-term capital appreciation and maintain lower than market volatility, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers economically tied to the United States. The Fund will operate as a “fund-of-funds” by investing primarily in sector-based ETFs and other ETFs. The Fund is an actively managed ETF that seeks to achieve its investment objective by using proprietary, multi-factor quantitative models that use fundamental factors and market risk measurement factors to help establish allocation to primary sectors of the S&P 500® Index, as well as cash and cash equivalents.
Market Exposure
Investment Type	% of Net Assets
Exchange Traded Funds	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Top Holdings
% of Net Assets
Technology Select Sector SPDR Fund	20.5%
AGFiQ U.S. Market Neutral Anti-Beta Fund	19.7%
Health Care Select Sector SPDR Fund	14.3%
Financial Select Sector SPDR Fund	10.6%
Communication Services Select Sector SPDR Fund	9.2%
Consumer Staples Select Sector SPDR Fund	8.7%
Materials Select Sector SPDR Fund	4.3%
Industrial Select Sector SPDR Fund	4.2%
Consumer Discretionary Select Sector SPDR Fund	3.8%
Utilities Select Sector SPDR Fund	2.2%
Real Estate Select Sector SPDR Fund	2.0%
Energy Select Sector SPDR Fund	0.3%
Sector Weightings
Sector	% of Net Assets
ETFs for Downside Hedging	19.73%
Communication Services	9.22%
Consumer Discretionary	3.83%
Consumer Staples	8.75%
Energy	0.32%
Financials	10.64%
Health Care	14.27%
Industrials	4.22%
Information Technology	20.53%
Materials	4.29%
Real Estate	1.96%
Utilities	2.24%

v

AGF Investments Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
LONG POSITIONS – 88.6%
COMMON STOCKS – 88.6%
Aerospace & Defense – 0.4%
Axon Enterprise, Inc.*(a)	168	$20,585
Air Freight & Logistics – 0.8%
FedEx Corp.(a)	72	18,693
United Parcel Service, Inc., Class B(a)	124	20,881
		39,574
Automobiles – 1.0%
Tesla, Inc.*(a)	40	28,227
Thor Industries, Inc.(a)	220	20,458
		48,685
Banks – 1.3%
Commerce Bancshares, Inc.(a)	319	20,958
First Republic Bank(a)	156	22,921
SVB Financial Group*(a)	60	23,270
		67,149
Beverages – 1.3%
Boston Beer Co., Inc. (The), Class A*(a)	24	23,863
Brown-Forman Corp., Class B(a)	260	20,652
Monster Beverage Corp.*(a)	252	23,305
		67,820
Biotechnology – 3.2%
Acceleron Pharma, Inc.*(a)	184	23,541
Moderna, Inc.*(a)	216	22,566
Novavax, Inc.*(a)	224	24,978
Regeneron Pharmaceuticals, Inc.*(a)	40	19,324
Seagen, Inc.*(a)	128	22,418
Ultragenyx Pharmaceutical, Inc.*(a)	180	24,918
Vir Biotechnology, Inc.*(a)	780	20,888
		158,633
Building Products – 1.3%
Fortune Brands Home & Security, Inc.(a)	252	21,602
Trane Technologies plc(a)	144	20,903
Trex Co., Inc.*(a)	288	24,111
		66,616
Capital Markets – 8.1%
Ameriprise Financial, Inc.(a)	108	20,988
Ares Management Corp.(a)	476	22,396
BlackRock, Inc.(a)	32	23,089
Blackstone Group, Inc. (The), Class A(a)	352	22,813
Eaton Vance Corp.(a)	308	20,922
FactSet Research Systems, Inc.(a)	68	22,610
Intercontinental Exchange, Inc.(a)	204	23,519
Janus Henderson Group plc(a)	720	23,407
MarketAxess Holdings, Inc.(a)	40	22,822
Moody’s Corp.(a)	76	22,058
Morgan Stanley(a)	332	22,752
Morningstar, Inc.(a)	108	25,010
MSCI, Inc.(a)	52	23,220
Nasdaq, Inc.(a)	168	22,300
S&P Global, Inc.(a)	64	21,039
T. Rowe Price Group, Inc.(a)	148	22,406
Tradeweb Markets, Inc., Class A(a)	368	22,982
Virtu Financial, Inc., Class A(a)	936	23,559
		407,892
Chemicals – 3.0%
Albemarle Corp.(a)	156	23,013
Chemours Co. (The)(a)	828	20,526
Corteva, Inc.(a)	544	21,064
FMC Corp.(a)	180	20,687
Linde plc(a)	84	22,135
Scotts Miracle-Gro Co. (The)(a)	124	24,693
Sherwin-Williams Co. (The)(a)	28	20,578
		152,696
Investments	Shares	Value ($)
Commercial Services & Supplies – 1.8%
Cintas Corp.(a)	60	$21,208
Copart, Inc.*(a)	188	23,923
IAA, Inc.*(a)	356	23,133
Rollins, Inc.(a)	564	22,035
		90,299
Construction & Engineering – 0.4%
Quanta Services, Inc.(a)	300	21,606
Consumer Finance – 0.4%
Green Dot Corp., Class A*(a)	380	21,204
Containers & Packaging – 0.8%
Ball Corp.(a)	220	20,499
Berry Global Group, Inc.*(a)	388	21,802
		42,301
Distributors – 0.5%
Pool Corp.(a)	64	23,840
Diversified Consumer Services – 0.6%
Chegg, Inc.*(a)	308	27,822
Electric Utilities – 2.1%
Alliant Energy Corp.(a)	396	20,406
Eversource Energy(a)	244	21,108
NextEra Energy, Inc.(a)	284	21,911
PG&E Corp.*(a)	1,652	20,584
Xcel Energy, Inc.(a)	312	20,801
		104,810
Electrical Equipment – 1.3%
Generac Holdings, Inc.*(a)	100	22,741
Regal Beloit Corp.(a)	172	21,123
Rockwell Automation, Inc.(a)	84	21,068
		64,932
Energy Equipment & Services – 0.9%
Baker Hughes Co.(a)	1,044	21,767
Halliburton Co.(a)	1,184	22,378
		44,145
Entertainment – 1.0%
Activision Blizzard, Inc.(a)	280	25,998
Netflix, Inc.*(a)	44	23,792
		49,790
Equity Real Estate Investment Trusts (REITs) – 6.1%
Alexandria Real Estate Equities, Inc.(a)	132	23,525
American Tower Corp.(a)	92	20,651
CoreSite Realty Corp.(a)	172	21,548
Crown Castle International Corp.(a)	128	20,376
CyrusOne, Inc.(a)	308	22,530
Digital Realty Trust, Inc.(a)	160	22,322
Duke Realty Corp.(a)	556	22,223
EastGroup Properties, Inc.(a)	152	20,985
Equinix, Inc.(a)	32	22,854
PotlatchDeltic Corp.(a)	460	23,009
Prologis, Inc.(a)	216	21,527
Public Storage(a)	96	22,169
Rexford Industrial Realty, Inc.(a)	436	21,412
SBA Communications Corp.(a)	76	21,442
		306,573
Food & Staples Retailing – 1.2%
BJ’s Wholesale Club Holdings, Inc.*(a)	492	18,342
Costco Wholesale Corp.(a)	56	21,100
Kroger Co. (The)(a)	648	20,580
		60,022
Food Products – 1.3%
Beyond Meat, Inc.*(a)	148	18,500
Darling Ingredients, Inc.*(a)	432	24,918
Hain Celestial Group, Inc. (The)*(a)	568	22,805
		66,223

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
Health Care Equipment & Supplies – 3.2%
ABIOMED, Inc.*(a)	80	$25,936
Align Technology, Inc.*(a)	44	23,513
DexCom, Inc.*(a)	68	25,141
Masimo Corp.*(a)	88	23,617
Penumbra, Inc.*(a)	92	16,100
Quidel Corp.*(a)	120	21,558
West Pharmaceutical Services, Inc.(a)	80	22,665
		158,530
Health Care Providers & Services – 1.0%
Amedisys, Inc.*(a)	92	26,986
DaVita, Inc.*(a)	192	22,541
		49,527
Health Care Technology – 0.9%
Teladoc Health, Inc.*(a)	112	22,396
Veeva Systems, Inc., Class A*(a)	80	21,780
		44,176
Hotels, Restaurants & Leisure – 1.3%
Chipotle Mexican Grill, Inc.*(a)	16	22,187
Churchill Downs, Inc.(a)	112	21,817
Domino’s Pizza, Inc.(a)	56	21,474
		65,478
Household Durables – 0.4%
DR Horton, Inc.(a)	284	19,573
Household Products – 0.4%
Clorox Co. (The)(a)	104	21,000
Independent Power and Renewable Electricity Producers – 0.5%
AES Corp. (The)(a)	1,000	23,500
Insurance – 3.1%
Arthur J Gallagher & Co.(a)	180	22,268
Brown & Brown, Inc.(a)	456	21,619
Erie Indemnity Co., Class A(a)	92	22,595
Marsh & McLennan Cos., Inc.(a)	184	21,528
Progressive Corp. (The)(a)	240	23,731
RLI Corp.(a)	204	21,247
Willis Towers Watson plc(a)	100	21,068
		154,056
Interactive Media & Services – 1.4%
Pinterest, Inc., Class A*(a)	332	21,879
Snap, Inc., Class A*(a)	480	24,033
Zillow Group, Inc., Class C*(a)	196	25,441
		71,353
Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc.*(a)	8	26,056
Chewy, Inc., Class A*(a)	316	28,405
Etsy, Inc.*(a)	152	27,042
Wayfair, Inc., Class A*(a)	88	19,871
		101,374
IT Services – 3.4%
EPAM Systems, Inc.*(a)	68	24,368
Fastly, Inc., Class A*(a)	260	22,716
MongoDB, Inc.*(a)	80	28,723
Okta, Inc.*(a)	92	23,392
PayPal Holdings, Inc.*(a)	104	24,357
Square, Inc., Class A*(a)	104	22,634
Twilio, Inc., Class A*(a)	72	24,372
		170,562
Leisure Products – 0.6%
Peloton Interactive, Inc., Class A*(a)	200	30,345

Investments	Shares	Value ($)
Life Sciences Tools & Services – 2.3%
10X Genomics, Inc., Class A*(a)	156	$22,090
Bio-Rad Laboratories, Inc., Class A*(a)	40	23,318
Charles River Laboratories International, Inc.*(a)	96	23,986
Repligen Corp.*(a)	120	22,996
Thermo Fisher Scientific, Inc.(a)	48	22,357
		114,747
Machinery – 1.3%
Cummins, Inc.(a)	92	20,893
Deere & Co.(a)	80	21,524
Graco, Inc.(a)	308	22,284
		64,701
Media – 0.8%
Charter Communications, Inc., Class A*(a)	32	21,169
Liberty Broadband Corp., Class C*(a)	132	20,905
		42,074
Metals & Mining – 0.9%
Freeport-McMoRan, Inc.(a)	916	23,834
Newmont Corp.(a)	372	22,279
		46,113
Multiline Retail – 0.8%
Dollar General Corp.(a)	100	21,030
Target Corp.(a)	120	21,184
		42,214
Multi-Utilities – 1.2%
Ameren Corp.(a)	268	20,920
Dominion Energy, Inc.(a)	268	20,153
WEC Energy Group, Inc.(a)	220	20,247
		61,320
Oil, Gas & Consumable Fuels – 1.9%
Cabot Oil & Gas Corp.(a)	1,176	19,145
Cheniere Energy, Inc.*(a)	360	21,611
EQT Corp.(a)	1,328	16,879
Equitrans Midstream Corp.(a)	2,472	19,875
Williams Cos., Inc. (The)(a)	964	19,328
		96,838
Pharmaceuticals – 0.9%
Catalent, Inc.*(a)	224	23,312
Horizon Therapeutics plc*(a)	308	22,530
		45,842
Professional Services – 1.7%
CoreLogic, Inc.(a)	276	21,340
CoStar Group, Inc.*(a)	24	22,183
IHS Markit Ltd.	228	20,481
Verisk Analytics, Inc.(a)	108	22,420
		86,424
Road & Rail – 0.8%
Old Dominion Freight Line, Inc.(a)	104	20,299
Uber Technologies, Inc.*(a)	412	21,012
		41,311
Semiconductors & Semiconductor Equipment – 4.2%
Advanced Micro Devices, Inc.*(a)	248	22,744
Enphase Energy, Inc.*(a)	156	27,373
Entegris, Inc.(a)	236	22,679
Inphi Corp.*	140	22,466
Lam Research Corp.(a)	48	22,669
Monolithic Power Systems, Inc.(a)	68	24,904
NVIDIA Corp.(a)	40	20,888
SolarEdge Technologies, Inc.*(a)	80	25,530
Teradyne, Inc.(a)	196	23,498
		212,751

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
Software – 8.0%
Avalara, Inc.*(a)	128	$21,106
Ceridian HCM Holding, Inc.*(a)	224	23,869
Cloudflare, Inc., Class A*(a)	316	24,013
Coupa Software, Inc.*(a)	68	23,046
Crowdstrike Holdings, Inc., Class A*(a)	140	29,655
Datadog, Inc., Class A*(a)	236	23,232
DocuSign, Inc.*(a)	96	21,341
Five9, Inc.*(a)	148	25,811
HubSpot, Inc.*(a)	60	23,786
Nuance Communications, Inc.*(a)	508	22,398
Pegasystems, Inc.(a)	164	21,855
RingCentral, Inc., Class A*(a)	76	28,802
ServiceNow, Inc.*(a)	40	22,017
Synopsys, Inc.*(a)	100	25,924
Trade Desk, Inc. (The), Class A*(a)	24	19,224
Zoom Video Communications, Inc., Class A*(a)	48	16,191
Zscaler, Inc.*(a)	148	29,557
		401,827
Specialty Retail – 2.9%
Best Buy Co., Inc.(a)	188	18,760
Carvana Co.*(a)	88	21,079
Floor & Decor Holdings, Inc., Class A*(a)	256	23,770
L Brands, Inc.(a)	532	19,785
Lithia Motors, Inc., Class A(a)	68	19,902
Restoration Hardware Holdings, Inc.*(a)	48	21,481
Williams-Sonoma, Inc.(a)	188	19,146
		143,923
Technology Hardware, Storage & Peripherals – 0.5%
Apple, Inc.(a)	184	24,415
Textiles, Apparel & Luxury Goods – 0.9%
Deckers Outdoor Corp.*(a)	80	22,942
Lululemon Athletica, Inc.*(a)	60	20,882
		43,824
Trading Companies & Distributors – 1.7%
Fastenal Co.(a)	432	21,094
SiteOne Landscape Supply, Inc.*(a)	156	24,746
United Rentals, Inc.*(a)	88	20,408
Watsco, Inc.(a)	92	20,843
		87,091
Water Utilities – 0.4%
American Water Works Co., Inc.(a)	140	21,486
Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.*(a)	164	22,115
TOTAL COMMON STOCKS (Cost $3,374,845)		4,461,707
TOTAL LONG POSITIONS (Cost $3,374,845)		4,461,707
SHORT POSITIONS – (97.3)%
COMMON STOCKS – (97.3)%
Aerospace & Defense – (3.2)%
Boeing Co. (The)	(108)	(23,119)
Curtiss-Wright Corp.	(192)	(22,339)
General Dynamics Corp.	(152)	(22,621)
Hexcel Corp.	(448)	(21,724)
Howmet Aerospace, Inc.*	(932)	(26,599)
Huntington Ingalls Industries, Inc.	(136)	(23,185)
Raytheon Technologies Corp.	(316)	(22,597)
		(162,184)
Airlines – (2.7)%
Alaska Air Group, Inc.	(448)	(23,296)
American Airlines Group, Inc.	(1,592)	(25,106)
Delta Air Lines, Inc.	(572)	(23,000)
JetBlue Airways Corp.*	(1,488)	(21,635)
Investments	Shares	Value ($)
Southwest Airlines Co.	(488)	$(22,746)
United Airlines Holdings, Inc.*	(524)	(22,663)
		(138,446)
Auto Components – (0.4)%
BorgWarner, Inc.	(584)	(22,566)
Banks – (4.8)%
Citigroup, Inc.	(412)	(25,404)
Comerica, Inc.	(432)	(24,131)
First Horizon National Corp.	(1,804)	(23,019)
FNB Corp.	(2,472)	(23,484)
M&T Bank Corp.	(192)	(24,442)
Synovus Financial Corp.	(696)	(22,530)
US Bancorp	(520)	(24,227)
Webster Financial Corp.	(588)	(24,784)
Wells Fargo & Co.	(824)	(24,868)
Wintrust Financial Corp.	(396)	(24,192)
		(241,081)
Beverages – (0.4)%
Molson Coors Beverage Co., Class B	(500)	(22,595)
Biotechnology – (3.5)%
Alkermes plc*	(1,284)	(25,616)
Biogen, Inc.*	(96)	(23,507)
BioMarin Pharmaceutical, Inc.*	(304)	(26,658)
Bluebird Bio, Inc.*	(552)	(23,885)
Incyte Corp.*	(292)	(25,398)
Ionis Pharmaceuticals, Inc.*	(472)	(26,687)
Neurocrine Biosciences, Inc.*	(244)	(23,387)
		(175,138)
Building Products – (0.4)%
Armstrong World Industries, Inc.	(296)	(22,019)
Capital Markets – (0.5)%
Cboe Global Markets, Inc.	(256)	(23,839)
Chemicals – (3.8)%
Axalta Coating Systems Ltd.*	(820)	(23,411)
CF Industries Holdings, Inc.	(608)	(23,536)
DuPont de Nemours, Inc.	(356)	(25,315)
Ingevity Corp.*	(328)	(24,839)
International Flavors & Fragrances, Inc.	(204)	(22,203)
LyondellBasell Industries NV, Class A	(260)	(23,832)
NewMarket Corp.	(64)	(25,491)
W R Grace & Co.	(416)	(22,805)
		(191,432)
Commercial Services & Supplies – (0.4)%
Cimpress plc*	(244)	(21,409)
Communications Equipment – (1.9)%
Cisco Systems, Inc.	(552)	(24,702)
Juniper Networks, Inc.	(1,056)	(23,771)
Motorola Solutions, Inc.	(136)	(23,128)
Viavi Solutions, Inc.*	(1,680)	(25,158)
		(96,759)
Construction & Engineering – (0.5)%
MasTec, Inc.*	(396)	(26,999)
Consumer Finance – (2.0)%
Credit Acceptance Corp.*	(76)	(26,307)
FirstCash, Inc.	(332)	(23,253)
LendingTree, Inc.*	(92)	(25,189)
Synchrony Financial	(736)	(25,546)
		(100,295)
Containers & Packaging – (0.5)%
Graphic Packaging Holding Co.	(1,500)	(25,410)
Diversified Consumer Services – (0.9)%
Grand Canyon Education, Inc.*	(272)	(25,326)
H&R Block, Inc.	(1,228)	(19,476)
		(44,802)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
Diversified Telecommunication Services – (0.9)%
AT&T, Inc.	(808)	$(23,238)
CenturyLink, Inc.	(2,160)	(21,060)
		(44,298)
Electric Utilities – (2.5)%
ALLETE, Inc.	(392)	(24,281)
FirstEnergy Corp.	(884)	(27,059)
NRG Energy, Inc.	(740)	(27,787)
OGE Energy Corp.	(676)	(21,537)
Portland General Electric Co.	(540)	(23,096)
		(123,760)
Electrical Equipment – (0.5)%
Acuity Brands, Inc.	(192)	(23,249)
Electronic Equipment, Instruments & Components – (2.1)%
Avnet, Inc.	(760)	(26,684)
Coherent, Inc.*	(192)	(28,804)
FLIR Systems, Inc.	(576)	(25,246)
National Instruments Corp.	(628)	(27,594)
		(108,328)
Energy Equipment & Services – (0.5)%
TechnipFMC plc	(2,436)	(22,898)
Entertainment – (0.5)%
World Wrestling Entertainment, Inc., Class A	(560)	(26,908)
Equity Real Estate Investment Trusts (REITs) – (6.3)%
Apartment Income REIT Corp.*	(600)	(23,046)
Apartment Investment and Management Co., Class A	(600)	(3,168)
Boston Properties, Inc.	(224)	(21,175)
Brixmor Property Group, Inc.	(1,404)	(23,236)
Douglas Emmett, Inc.	(708)	(20,659)
Equity Residential	(384)	(22,764)
Federal Realty Investment Trust	(252)	(21,450)
Kimco Realty Corp.	(1,528)	(22,935)
National Retail Properties, Inc.	(584)	(23,897)
Regency Centers Corp.	(484)	(22,066)
Simon Property Group, Inc.	(264)	(22,514)
SL Green Realty Corp.	(380)	(22,640)
Spirit Realty Capital, Inc.	(628)	(25,227)
Vornado Realty Trust	(564)	(21,060)
Welltower, Inc.	(360)	(23,263)
		(319,100)
Food & Staples Retailing – (1.9)%
Performance Food Group Co.*	(520)	(24,757)
Sysco Corp.	(324)	(24,060)
US Foods Holding Corp.*	(736)	(24,516)
Walgreens Boots Alliance, Inc.	(612)	(24,407)
		(97,740)
Food Products – (1.4)%
Post Holdings, Inc.*	(244)	(24,647)
TreeHouse Foods, Inc.*	(580)	(24,644)
Tyson Foods, Inc., Class A	(364)	(23,456)
		(72,747)
Gas Utilities – (0.9)%
Spire, Inc.	(348)	(22,286)
UGI Corp.	(620)	(21,675)
		(43,961)
Health Care Equipment & Supplies – (3.5)%
Becton Dickinson and Co.	(104)	(26,023)
Boston Scientific Corp.*	(696)	(25,021)
DENTSPLY SIRONA, Inc.	(456)	(23,876)
Haemonetics Corp.*	(204)	(24,225)
Hill-Rom Holdings, Inc.	(244)	(23,905)
Integra LifeSciences Holdings Corp.*	(424)	(27,526)
NuVasive, Inc.*	(492)	(27,714)
		(178,290)

Investments	Shares	Value ($)
Health Care Providers & Services – (2.4)%
Cardinal Health, Inc.	(436)	$(23,352)
CVS Health Corp.	(344)	(23,495)
Henry Schein, Inc.*	(364)	(24,337)
Premier, Inc., Class A	(668)	(23,447)
Universal Health Services, Inc., Class B	(176)	(24,200)
		(118,831)
Hotels, Restaurants & Leisure – (4.8)%
Aramark	(636)	(24,473)
Carnival Corp.	(1,164)	(25,212)
Cracker Barrel Old Country Store, Inc.	(164)	(21,635)
Darden Restaurants, Inc.	(208)	(24,777)
Hyatt Hotels Corp., Class A	(320)	(23,760)
Marriott International, Inc., Class A	(180)	(23,746)
MGM Resorts International	(828)	(26,090)
Norwegian Cruise Line Holdings Ltd.*	(1,044)	(26,549)
Royal Caribbean Cruises Ltd.	(288)	(21,511)
Wynn Resorts Ltd.	(228)	(25,725)
		(243,478)
Household Durables – (1.0)%
Leggett & Platt, Inc.	(528)	(23,391)
Mohawk Industries, Inc.*	(176)	(24,807)
		(48,198)
Household Products – (0.5)%
Energizer Holdings, Inc.	(564)	(23,789)
Independent Power and Renewable Electricity Producers – (0.5)%
Vistra Corp.	(1,216)	(23,907)
Industrial Conglomerates – (0.5)%
General Electric Co.	(2,256)	(24,365)
Insurance – (4.2)%
Alleghany Corp.	(40)	(24,148)
American Financial Group, Inc.	(248)	(21,730)
American International Group, Inc.	(576)	(21,807)
Cincinnati Financial Corp.	(296)	(25,862)
Fidelity National Financial, Inc.	(636)	(24,861)
Hartford Financial Services Group, Inc. (The)	(496)	(24,294)
Lincoln National Corp.	(464)	(23,344)
Reinsurance Group of America, Inc.	(188)	(21,789)
Unum Group	(992)	(22,756)
		(210,591)
Interactive Media & Services – (0.6)%
Cargurus, Inc.*	(960)	(30,461)
IT Services – (4.4)%
Automatic Data Processing, Inc.	(136)	(23,963)
DXC Technology Co.	(996)	(25,647)
Euronet Worldwide, Inc.*	(172)	(24,926)
FleetCor Technologies, Inc.*	(88)	(24,009)
International Business Machines Corp.	(188)	(23,666)
KBR, Inc.	(824)	(25,486)
Perspecta, Inc.	(1,024)	(24,658)
Western Union Co. (The)	(1,052)	(23,081)
WEX, Inc.*	(128)	(26,052)
		(221,488)
Leisure Products – (0.5)%
Hasbro, Inc.	(256)	(23,946)
Life Sciences Tools & Services – (1.1)%
Bruker Corp.	(468)	(25,333)
Illumina, Inc.*	(76)	(28,120)
		(53,453)
Machinery – (1.5)%
Crane Co.	(324)	(25,162)
Flowserve Corp.	(652)	(24,026)
Woodward, Inc.	(204)	(24,792)
		(73,980)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
Marine – (0.5)%
Kirby Corp.*	(440)	$(22,805)
Media – (1.9)%
Discovery, Inc., Class C*	(964)	(25,247)
Fox Corp., Class A	(800)	(23,296)
Omnicom Group, Inc.	(364)	(22,703)
ViacomCBS, Inc.	(684)	(25,486)
		(96,732)
Metals & Mining – (1.0)%
Alcoa Corp.*	(1,132)	(26,093)
Royal Gold, Inc.	(220)	(23,399)
		(49,492)
Mortgage Real Estate Investment Trusts (REITs) – (0.9)%
Blackstone Mortgage Trust, Inc., Class A	(844)	(23,236)
New Residential Investment Corp.	(2,396)	(23,816)
		(47,052)
Multiline Retail – (1.0)%
Dollar Tree, Inc.*	(212)	(22,904)
Kohl’s Corp.	(704)	(28,646)
		(51,550)
Multi-Utilities – (0.9)%
Avista Corp.	(600)	(24,084)
Black Hills Corp.	(364)	(22,368)
		(46,452)
Oil, Gas & Consumable Fuels – (2.9)%
Apache Corp.	(1,680)	(23,839)
Diamondback Energy, Inc.	(500)	(24,200)
HollyFrontier Corp.	(912)	(23,575)
Marathon Oil Corp.	(3,652)	(24,359)
Occidental Petroleum Corp.	(1,404)	(24,304)
ONEOK, Inc.	(624)	(23,949)
		(144,226)
Personal Products – (0.4)%
Coty, Inc., Class A	(3,120)	(21,902)
Pharmaceuticals – (2.0)%
Jazz Pharmaceuticals plc*	(164)	(27,068)
Merck & Co., Inc.	(296)	(24,213)
Nektar Therapeutics*	(1,412)	(24,004)
Viatris, Inc.*	(1,396)	(26,161)
		(101,446)
Professional Services – (0.6)%
Nielsen Holdings plc	(1,420)	(29,635)
Real Estate Management & Development – (0.5)%
Howard Hughes Corp. (The)*	(316)	(24,942)
Road & Rail – (0.6)%
Lyft, Inc., Class A*	(596)	(29,281)
Semiconductors & Semiconductor Equipment – (0.5)%
Intel Corp.	(500)	(24,910)
Software – (5.6)%
ACI Worldwide, Inc.*	(728)	(27,977)
Blackbaud, Inc.	(416)	(23,945)
CDK Global, Inc.	(484)	(25,086)
FireEye, Inc.*	(1,556)	(35,881)
J2 Global, Inc.*	(264)	(25,790)
New Relic, Inc.*	(420)	(27,468)
Nutanix, Inc., Class A*	(836)	(26,643)
Pluralsight, Inc., Class A*	(1,544)	(32,362)
Proofpoint, Inc.*	(240)	(32,739)
VMware, Inc., Class A*	(156)	(21,881)
		(279,772)
Specialty Retail – (0.5)%
Foot Locker, Inc.	(604)	(24,426)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals – (3.1)%
Hewlett Packard Enterprise Co.	(2,044)	$(24,221)
HP, Inc.	(1,084)	(26,655)
NetApp, Inc.	(424)	(28,086)
Pure Storage, Inc., Class A*	(1,192)	(26,951)
Western Digital Corp.	(512)	(28,360)
Xerox Holdings Corp.	(1,000)	(23,190)
		(157,463)
Textiles, Apparel & Luxury Goods – (2.5)%
Carter’s, Inc.	(248)	(23,330)
PVH Corp.	(272)	(25,538)
Ralph Lauren Corp.	(264)	(27,387)
Skechers USA, Inc., Class A*	(684)	(24,583)
Under Armour, Inc., Class A*	(1,384)	(23,763)
		(124,601)
Thrifts & Mortgage Finance – (1.5)%
MGIC Investment Corp.	(1,888)	(23,694)
New York Community Bancorp, Inc.	(2,416)	(25,489)
Radian Group, Inc.	(1,180)	(23,895)
		(73,078)
Trading Companies & Distributors – (1.0)%
Air Lease Corp.	(592)	(26,297)
Univar Solutions, Inc.*	(1,260)	(23,952)
		(50,249)
Transportation Infrastructure – (0.5)%
Macquarie Infrastructure Corp.	(684)	(25,684)
TOTAL COMMON STOCKS (Proceeds $(4,173,850))		(4,898,438)
TOTAL SHORT POSITIONS (Proceeds $(4,173,850))		(4,898,438)
Total Investments – (8.7)% (Cost $(799,005))		(436,731)
Other assets less liabilities – 108.7%		5,473,781
Net Assets – 100.0%		5,037,050

*
Non-income producing security.

(a)
All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $4,418,760.

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,496,297
Aggregate gross unrealized depreciation	(1,050,920)
Net unrealized appreciation	$445,377
Federal income tax cost of investments (including derivative contracts, if any)	$(795,740)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2020 (Unaudited)
OTC Total return swap contracts outstanding as of December 31, 2020
Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)(4)	Cash Collateral (Received) Pledged	Net Amount(5)
USD616,168	9/30/2021	Morgan Stanley	0.64%	Monthly	Dow Jones U.S. High Momentum Total Return Index(6)	$323,438	$—	$323,438
USD(477,317)	9/30/2021	Morgan Stanley	(0.26)%	Monthly	Dow Jones U.S. Low Momentum Total Return Index(7)	(237,070)	20,039(8)	(217,031)
						$86,368		$106,407

(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)
Reflects the floating financing rate, as of December 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3)
The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources

(4)
The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.

(5)
Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)
The Dow Jones U.S. High Momentum Total Return Index (DJTLMOT) is designed to measure the performance of 200 companies ranked as having the highest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.

(7)
The Dow Jones U.S. Low Momentum Total Return Index (DJTSMOT) is designed to measure the performance of 200 companies ranked as having the lowest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.

(8)
Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. Generally Accepted Accounting Principles (“GAAP”), the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

Abbreviations
USD   US Dollar
See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
LONG POSITIONS – 91.2%
COMMON STOCKS – 91.2%
Aerospace & Defense – 1.8%
L3Harris Technologies, Inc.(a)	2,919	$551,749
Lockheed Martin Corp.(a)	1,529	542,764
Mercury Systems, Inc.*(a)	8,062	709,940
Northrop Grumman Corp.	1,807	550,629
		2,355,082
Air Freight & Logistics – 1.7%
CH Robinson Worldwide, Inc.(a)	6,116	574,109
Expeditors International of Washington, Inc.(a)	6,394	608,133
FedEx Corp.(a)	1,946	505,221
United Parcel Service, Inc., Class B	3,336	561,782
		2,249,245
Auto Components – 0.4%
Gentex Corp.(a)	17,514	594,250
Banks – 2.2%
Bank OZK	19,599	612,861
Commerce Bancshares, Inc.(a)	8,772	576,320
First Financial Bankshares, Inc.(a)	16,402	593,342
Glacier Bancorp, Inc.(a)	13,205	607,562
UMB Financial Corp.	7,923	546,608
		2,936,693
Biotechnology – 6.0%
Alexion Pharmaceuticals, Inc.*(a)	4,726	738,390
Alnylam Pharmaceuticals, Inc.*(a)	4,587	596,172
Amgen, Inc.(a)	2,641	607,219
Gilead Sciences, Inc.(a)	9,591	558,772
Incyte Corp.*(a)	7,228	628,691
Moderna, Inc.*(a)	5,838	609,896
Neurocrine Biosciences, Inc.*(a)	5,977	572,896
Novavax, Inc.*	6,116	681,995
Regeneron Pharmaceuticals, Inc.*	1,112	537,218
Seagen, Inc.*	3,475	608,612
United Therapeutics Corp.*	4,309	654,063
Vertex Pharmaceuticals, Inc.*	2,641	624,174
Vir Biotechnology, Inc.*	21,267	569,530
		7,987,628
Capital Markets – 5.7%
Bank of New York Mellon Corp. (The)(a)	14,178	601,714
Cboe Global Markets, Inc.(a)	6,255	582,466
Charles Schwab Corp. (The)	11,537	611,922
CME Group, Inc.(a)	3,336	607,319
Franklin Resources, Inc.(a)	25,854	646,091
Interactive Brokers Group, Inc., Class A(a)	10,981	668,963
Intercontinental Exchange, Inc.(a)	5,560	641,012
MarketAxess Holdings, Inc.(a)	1,112	634,463
Morningstar, Inc.(a)	2,919	675,953
MSCI, Inc.(a)	1,390	620,677
Tradeweb Markets, Inc., Class A	10,008	625,000
Virtu Financial, Inc., Class A	25,437	640,249
		7,555,829
Investments	Shares	Value ($)
Chemicals – 1.3%
Air Products and Chemicals, Inc.(a)	2,085	$569,664
Corteva, Inc.(a)	14,873	575,883
NewMarket Corp.	1,529	608,985
		1,754,532
Commercial Services & Supplies – 1.7%
Republic Services, Inc.	5,977	575,585
Rollins, Inc.	15,497	605,468
Tetra Tech, Inc.	4,726	547,176
Waste Management, Inc.	4,865	573,730
		2,301,959
Communications Equipment – 1.0%
Cisco Systems, Inc.(a)	13,622	609,585
Ubiquiti, Inc.	2,363	658,119
		1,267,704
Construction & Engineering – 0.5%
Valmont Industries, Inc.	3,475	607,882
Consumer Finance – 0.4%
FirstCash, Inc.(a)	8,201	574,398
Containers & Packaging – 2.3%
Amcor plc(a)	48,928	575,883
AptarGroup, Inc.(a)	4,587	627,914
Packaging Corp. of America	4,309	594,254
Silgan Holdings, Inc.	16,680	618,494
Sonoco Products Co.	9,730	576,503
		2,993,048
Distributors – 0.5%
Pool Corp.	1,807	673,107
Diversified Consumer Services – 1.8%
frontdoor, Inc.*(a)	12,510	628,127
Grand Canyon Education, Inc.*(a)	6,672	621,230
Service Corp. International	11,676	573,292
Terminix Global Holdings, Inc.*	11,398	581,412
		2,404,061
Diversified Financial Services – 0.4%
Berkshire Hathaway, Inc., Class B*(a)	2,502	580,139
Diversified Telecommunication Services – 0.9%
Liberty Global plc, Class C*(a)	25,854	611,447
Verizon Communications, Inc.	9,591	563,471
		1,174,918
Electric Utilities – 1.3%
Avangrid, Inc.(a)	12,371	562,262
Hawaiian Electric Industries, Inc.(a)	15,151	536,194
NextEra Energy, Inc.	7,645	589,812
		1,688,268
Electronic Equipment, Instruments & Components – 1.0%
Cognex Corp.(a)	7,923	636,098
Keysight Technologies, Inc.*(a)	4,865	642,618
		1,278,716
Entertainment – 3.1%
Activision Blizzard, Inc.(a)	7,645	709,838
Electronic Arts, Inc.(a)	4,865	698,614

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
Netflix, Inc.*	1,251	$676,453
Take-Two Interactive Software, Inc.*	3,475	722,070
World Wrestling Entertainment, Inc., Class A	13,761	661,216
Zynga, Inc., Class A*	72,141	712,032
		4,180,223
Equity Real Estate Investment Trusts (REITs) – 6.8%
American Tower Corp.(a)	2,502	561,599
Americold Realty Trust(a)	17,375	648,609
CoreSite Realty Corp.(a)	4,587	574,659
Crown Castle International Corp.(a)	3,475	553,185
CubeSmart(a)	17,931	602,661
CyrusOne, Inc.(a)	8,479	620,239
Digital Realty Trust, Inc.(a)	4,309	601,149
Equinix, Inc.(a)	834	595,626
Equity Commonwealth(a)	21,962	599,123
Extra Space Storage, Inc.(a)	5,282	611,972
Lexington Realty Trust(a)	55,322	587,520
Public Storage	2,641	609,886
Rayonier, Inc.	20,433	600,322
SBA Communications Corp.	2,085	588,241
Sun Communities, Inc.	4,170	633,631
		8,988,422
Food & Staples Retailing – 0.8%
Kroger Co. (The)(a)	17,653	560,659
Sprouts Farmers Market, Inc.*	27,800	558,780
		1,119,439
Food Products – 2.6%
Campbell Soup Co.(a)	11,676	564,535
Flowers Foods, Inc.(a)	25,576	578,785
General Mills, Inc.(a)	9,591	563,951
Hain Celestial Group, Inc. (The)*(a)	15,429	619,474
Hormel Foods Corp.(a)	12,232	570,133
J M Smucker Co. (The)	4,865	562,394
		3,459,272
Gas Utilities – 1.6%
Atmos Energy Corp.(a)	5,699	543,855
National Fuel Gas Co.	13,344	548,839
New Jersey Resources Corp.	15,151	538,618
Spire, Inc.	8,618	551,897
		2,183,209
Health Care Equipment & Supplies – 1.4%
Baxter International, Inc.(a)	7,645	613,435
Becton Dickinson and Co.(a)	2,502	626,051
ICU Medical, Inc.*(a)	3,058	655,910
		1,895,396
Health Care Providers & Services – 1.0%
Amedisys, Inc.*(a)	2,502	733,912
Premier, Inc., Class A	16,402	575,710
		1,309,622
Health Care Technology – 0.9%
Teladoc Health, Inc.*	3,058	611,478
Veeva Systems, Inc., Class A*	2,224	605,484
		1,216,962

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure – 0.9%
Domino’s Pizza, Inc.(a)	1,529	$586,310
McDonald’s Corp.(a)	2,641	566,706
		1,153,016
Household Durables – 0.9%
Garmin Ltd.(a)	5,004	598,779
Helen of Troy Ltd.*(a)	2,780	617,688
		1,216,467
Household Products – 0.9%
Church & Dwight Co., Inc.(a)	6,950	606,249
Clorox Co. (The)(a)	2,919	589,404
		1,195,653
Industrial Conglomerates – 0.9%
3M Co.(a)	3,336	583,099
Roper Technologies, Inc.	1,390	599,215
		1,182,314
Insurance – 4.0%
Arthur J Gallagher & Co.(a)	5,004	619,045
Axis Capital Holdings Ltd.(a)	10,842	546,328
Brown & Brown, Inc.(a)	12,371	586,509
Erie Indemnity Co., Class A(a)	2,502	614,491
Everest Re Group Ltd.	2,363	553,155
Progressive Corp. (The)	6,533	645,983
RLI Corp.	5,560	579,074
Selective Insurance Group, Inc.	8,896	595,854
White Mountains Insurance Group Ltd.	556	556,367
		5,296,806
Internet & Direct Marketing Retail – 0.8%
Amazon.com, Inc.*(a)	139	452,713
eBay, Inc.(a)	11,398	572,750
		1,025,463
IT Services – 4.2%
Akamai Technologies, Inc.*(a)	5,699	598,338
Black Knight, Inc.*(a)	6,394	564,910
Booz Allen Hamilton Holding Corp.(a)	6,533	569,547
Broadridge Financial Solutions, Inc.(a)	3,892	596,254
Fastly, Inc., Class A*(a)	7,089	619,366
MAXIMUS, Inc.(a)	7,784	569,711
MongoDB, Inc.*(a)	2,224	798,505
Okta, Inc.*	2,502	636,158
VeriSign, Inc.*	2,919	631,672
		5,584,461
Leisure Products – 0.6%
Peloton Interactive, Inc., Class A*	5,421	822,474
Life Sciences Tools & Services – 0.9%
Bio-Rad Laboratories, Inc., Class A*(a)	1,112	648,229
Repligen Corp.*	3,197	612,641
		1,260,870
Machinery – 1.4%
Caterpillar, Inc.(a)	3,336	607,219
Graco, Inc.(a)	8,340	603,399
Toro Co. (The)	6,255	593,224
		1,803,842

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
Metals & Mining – 1.3%
Newmont Corp.	10,147	$607,704
Nucor Corp.	10,286	547,112
Royal Gold, Inc.	5,421	576,578
		1,731,394
Multiline Retail – 1.7%
Dollar General Corp.(a)	2,780	584,634
Dollar Tree, Inc.*(a)	5,143	555,650
Ollie’s Bargain Outlet Holdings, Inc.*	6,116	500,105
Target Corp.	3,197	564,366
		2,204,755
Multi-Utilities – 1.2%
Ameren Corp.(a)	7,367	575,068
Consolidated Edison, Inc.(a)	7,367	532,413
Dominion Energy, Inc.(a)	7,228	543,546
		1,651,027
Oil, Gas & Consumable Fuels – 2.8%
Cabot Oil & Gas Corp.(a)	31,970	520,472
Cheniere Energy, Inc.*(a)	9,730	584,092
Concho Resources, Inc.(a)	8,896	519,082
EOG Resources, Inc.(a)	10,564	526,827
EQT Corp.(a)	36,140	459,339
Equitrans Midstream Corp.(a)	67,276	540,899
Exxon Mobil Corp.	13,761	567,228
		3,717,939
Pharmaceuticals – 1.4%
Eli Lilly and Co.(a)	4,031	680,594
Johnson & Johnson(a)	4,031	634,399
Merck & Co., Inc.(a)	7,228	591,250
		1,906,243
Professional Services – 1.5%
FTI Consulting, Inc.*(a)	5,560	621,163
Nielsen Holdings plc	34,750	725,233
Verisk Analytics, Inc.	2,919	605,955
		1,952,351
Road & Rail – 1.7%
JB Hunt Transport Services, Inc.(a)	4,170	569,831
Knight-Swift Transportation Holdings, Inc.(a)	13,900	581,298
Landstar System, Inc.(a)	4,309	580,250
Old Dominion Freight Line, Inc.	2,780	542,600
		2,273,979
Semiconductors & Semiconductor Equipment – 0.9%
Texas Instruments, Inc.	3,614	593,166
Xilinx, Inc.	4,309	610,887
		1,204,053
Software – 9.6%
Adobe, Inc.*(a)	1,251	625,650
Autodesk, Inc.*(a)	2,224	679,076
Citrix Systems, Inc.(a)	4,726	614,853
Cloudflare, Inc., Class A*	8,618	654,882
Coupa Software, Inc.*(a)	1,807	612,410
Crowdstrike Holdings, Inc., Class A*(a)	3,892	824,403
Datadog, Inc., Class A*(a)	6,533	643,109
Investments	Shares	Value ($)
DocuSign, Inc.*(a)	2,641	$587,094
Dropbox, Inc., Class A*(a)	31,275	693,992
Five9, Inc.*(a)	4,031	703,006
Fortinet, Inc.*(a)	4,865	722,599
Guidewire Software, Inc.*(a)	4,865	626,271
NortonLifeLock, Inc.	31,692	658,560
Oracle Corp.	10,008	647,418
RingCentral, Inc., Class A*	2,085	790,152
Smartsheet, Inc., Class A*	11,259	780,136
Tyler Technologies, Inc.*	1,390	606,763
Zoom Video Communications, Inc., Class A*	1,390	468,875
Zscaler, Inc.*	4,031	805,031
		12,744,280
Specialty Retail – 1.8%
Murphy USA, Inc.(a)	4,448	582,110
O’Reilly Automotive, Inc.*	1,251	566,165
Tiffany & Co.	4,448	584,690
Tractor Supply Co.	4,309	605,759
		2,338,724
Textiles, Apparel & Luxury Goods – 1.3%
Columbia Sportswear Co.(a)	6,811	595,145
Hanesbrands, Inc.(a)	38,920	567,454
Lululemon Athletica, Inc.*(a)	1,668	580,514
		1,743,113
Thrifts & Mortgage Finance – 0.5%
New York Community Bancorp, Inc.	59,214	624,708
Trading Companies & Distributors – 0.9%
MSC Industrial Direct Co., Inc., Class A(a)	6,672	563,050
Watsco, Inc.	2,502	566,828
		1,129,878
TOTAL COMMON STOCKS (Cost $107,416,525)		121,093,814
TOTAL LONG POSITIONS (Cost $107,416,525)		121,093,814
SHORT POSITIONS – (93.0)%
COMMON STOCKS – (93.0)%
Aerospace & Defense – (2.3)%
Boeing Co. (The)	(2,780)	(595,087)
Howmet Aerospace, Inc.*	(23,769)	(678,367)
Raytheon Technologies Corp.	(8,062)	(576,514)
Textron, Inc.	(12,371)	(597,890)
TransDigm Group, Inc.*	(973)	(602,141)
		(3,049,999)
Air Freight & Logistics – (0.5)%
XPO Logistics, Inc.*	(5,699)	(679,321)
Airlines – (2.2)%
Alaska Air Group, Inc.	(11,537)	(599,924)
American Airlines Group, Inc.	(40,588)	(640,073)
Delta Air Lines, Inc.	(14,595)	(586,865)
JetBlue Airways Corp.*	(37,947)	(551,749)
United Airlines Holdings, Inc.*	(13,344)	(577,128)
		(2,955,739)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
Auto Components – (0.5)%
Aptiv plc	(5,004)	$(651,971)
Automobiles – (0.4)%
Thor Industries, Inc.	(6,255)	(581,652)
Banks – (2.7)%
Citigroup, Inc.	(10,564)	(651,376)
Citizens Financial Group, Inc.	(17,097)	(611,389)
Fifth Third Bancorp	(22,101)	(609,325)
KeyCorp	(36,001)	(590,776)
Synovus Financial Corp.	(17,792)	(575,927)
TCF Financial Corp.	(16,124)	(596,910)
		(3,635,703)
Beverages – (1.0)%
Constellation Brands, Inc., Class A	(2,919)	(639,407)
Monster Beverage Corp.*	(7,089)	(655,591)
		(1,294,998)
Biotechnology – (0.4)%
FibroGen, Inc.*	(14,595)	(541,329)
Building Products – (0.5)%
Fortune Brands Home & Security, Inc.	(7,089)	(607,669)
Chemicals – (3.2)%
Axalta Coating Systems Ltd.*	(20,989)	(599,236)
Chemours Co. (The)	(23,491)	(582,342)
Eastman Chemical Co.	(5,838)	(585,435)
Ingevity Corp.*	(8,479)	(642,115)
LyondellBasell Industries NV, Class A	(6,672)	(611,555)
Valvoline, Inc.	(25,437)	(588,612)
W R Grace & Co.	(10,703)	(586,738)
		(4,196,033)
Commercial Services & Supplies – (0.9)%
Cimpress plc*	(6,255)	(548,814)
Clean Harbors, Inc.*	(7,923)	(602,940)
		(1,151,754)
Construction Materials – (0.5)%
Eagle Materials, Inc.	(6,255)	(633,944)
Consumer Finance – (3.8)%
Ally Financial, Inc.	(19,321)	(688,987)
Capital One Financial Corp.	(6,533)	(645,787)
Credit Acceptance Corp.*	(1,946)	(673,588)
Discover Financial Services	(7,367)	(666,935)
OneMain Holdings, Inc.	(14,734)	(709,589)
PROG Holdings, Inc.	(9,035)	(486,715)
Santander Consumer USA Holdings, Inc.	(25,576)	(563,184)
Synchrony Financial	(18,765)	(651,333)
		(5,086,118)
Diversified Financial Services – (0.4)%
Equitable Holdings, Inc.	(22,657)	(579,793)
Electric Utilities – (2.2)%
Entergy Corp.	(5,421)	(541,233)
NRG Energy, Inc.	(18,904)	(709,845)
OGE Energy Corp.	(17,375)	(553,567)
PNM Resources, Inc.	(12,232)	(593,619)
PPL Corp.	(19,599)	(552,692)
		(2,950,956)

Investments	Shares	Value ($)
Electrical Equipment – (0.4)%
nVent Electric plc	(25,159)	$(585,953)
Electronic Equipment, Instruments & Components – (2.5)%
CDW Corp.	(4,448)	(586,202)
Coherent, Inc.*	(4,865)	(729,847)
FLIR Systems, Inc.	(14,595)	(639,699)
Jabil, Inc.	(15,290)	(650,284)
Trimble, Inc.*	(9,869)	(658,953)
		(3,264,985)
Energy Equipment & Services – (0.5)%
Halliburton Co.	(33,638)	(635,758)
Entertainment – (0.5)%
Live Nation Entertainment, Inc.*	(8,618)	(633,251)
Equity Real Estate Investment Trusts (REITs) – (6.4)%
American Campus Communities, Inc.	(14,595)	(624,228)
Brixmor Property Group, Inc.	(35,862)	(593,516)
Gaming and Leisure Properties, Inc.	(14,368)	(609,202)
Lamar Advertising Co., Class A	(7,367)	(613,082)
National Health Investors, Inc.	(9,035)	(624,951)
National Retail Properties, Inc.	(15,012)	(614,291)
Sabra Health Care REIT, Inc.	(34,333)	(596,364)
Simon Property Group, Inc.	(6,811)	(580,842)
SL Green Realty Corp.	(9,730)	(579,714)
Ventas, Inc.	(11,954)	(586,224)
VEREIT, Inc.	(16,372)	(618,713)
Vornado Realty Trust	(14,317)	(534,597)
Welltower, Inc.	(9,174)	(592,824)
Weyerhaeuser Co.	(20,572)	(689,779)
		(8,458,327)
Food & Staples Retailing – (1.4)%
Performance Food Group Co.*	(13,205)	(628,690)
Sysco Corp.	(8,340)	(619,329)
US Foods Holding Corp.*	(18,765)	(625,062)
		(1,873,081)
Food Products – (1.4)%
Beyond Meat, Inc.*	(4,309)	(538,625)
Darling Ingredients, Inc.*	(12,371)	(713,559)
Lamb Weston Holdings, Inc.	(8,340)	(656,692)
		(1,908,876)
Health Care Equipment & Supplies – (3.0)%
Align Technology, Inc.*	(1,251)	(668,509)
Intuitive Surgical, Inc.*	(834)	(682,295)
NuVasive, Inc.*	(12,510)	(704,688)
Stryker Corp.	(2,502)	(613,090)
Tandem Diabetes Care, Inc.*	(6,811)	(651,677)
Zimmer Biomet Holdings, Inc.	(4,031)	(621,137)
		(3,941,396)
Health Care Providers & Services – (6.2)%
Acadia Healthcare Co., Inc.*	(13,761)	(691,628)
Anthem, Inc.	(1,946)	(624,841)
Cigna Corp.	(2,919)	(607,677)
Covetrus, Inc.*	(22,379)	(643,173)
Encompass Health Corp.	(7,228)	(597,683)
HCA Healthcare, Inc.	(3,892)	(640,078)
HealthEquity, Inc.*	(8,201)	(571,692)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
Humana, Inc.	(1,529)	$(627,303)
Laboratory Corp. of America Holdings*	(3,058)	(622,456)
Molina Healthcare, Inc.*	(2,919)	(620,813)
Tenet Healthcare Corp.*	(17,931)	(715,985)
UnitedHealth Group, Inc.	(1,807)	(633,679)
Universal Health Services, Inc., Class B	(4,448)	(611,600)
		(8,208,608)
Hotels, Restaurants & Leisure – (3.8)%
Carnival Corp.	(29,746)	(644,298)
Darden Restaurants, Inc.	(5,282)	(629,192)
Marriott Vacations Worldwide Corp.	(4,448)	(610,355)
MGM Resorts International	(21,128)	(665,743)
Norwegian Cruise Line Holdings Ltd.*	(26,688)	(678,676)
Planet Fitness, Inc., Class A*	(8,062)	(625,853)
Royal Caribbean Cruises Ltd.	(7,367)	(550,241)
Wynn Resorts Ltd.	(5,838)	(658,702)
		(5,063,060)
Household Durables – (1.4)%
Mohawk Industries, Inc.*	(4,448)	(626,945)
Tempur Sealy International, Inc.*	(23,908)	(645,516)
Toll Brothers, Inc.	(12,927)	(561,937)
		(1,834,398)
Household Products – (0.5)%
Energizer Holdings, Inc.	(14,456)	(609,754)
Insurance – (4.3)%
American Financial Group, Inc.	(6,394)	(560,242)
American International Group, Inc.	(14,734)	(557,829)
Athene Holding Ltd., Class A*	(12,788)	(551,674)
Brighthouse Financial, Inc.*	(15,707)	(568,672)
Lincoln National Corp.	(11,815)	(594,413)
Primerica, Inc.	(4,448)	(595,721)
Principal Financial Group, Inc.	(11,398)	(565,455)
Prudential Financial, Inc.	(7,506)	(585,993)
Reinsurance Group of America, Inc.	(4,865)	(563,854)
Unum Group	(25,298)	(580,336)
		(5,724,189)
Interactive Media & Services – (1.0)%
TripAdvisor, Inc.*	(21,962)	(632,066)
Zillow Group, Inc., Class C*	(5,560)	(721,688)
		(1,353,754)
Internet & Direct Marketing Retail – (0.4)%
Wayfair, Inc., Class A*	(2,502)	(564,977)
IT Services – (3.9)%
DXC Technology Co.	(25,437)	(655,003)
Euronet Worldwide, Inc.*	(4,448)	(644,604)
Gartner, Inc.*	(3,892)	(623,460)
Global Payments, Inc.	(3,058)	(658,754)
KBR, Inc.	(21,128)	(653,489)
Science Applications International Corp.	(6,394)	(605,128)
Square, Inc., Class A*	(2,919)	(635,291)
WEX, Inc.*	(3,197)	(650,686)
		(5,126,415)
Leisure Products – (0.4)%
Brunswick Corp.	(7,923)	(604,050)

Investments	Shares	Value ($)
Life Sciences Tools & Services – (1.9)%
Charles River Laboratories International, Inc.*	(2,641)	$(659,880)
IQVIA Holdings, Inc.*	(3,475)	(622,616)
PRA Health Sciences, Inc.*	(5,421)	(680,010)
Syneos Health, Inc.*	(9,035)	(615,555)
		(2,578,061)
Machinery – (2.7)%
Colfax Corp.*	(15,985)	(611,266)
Middleby Corp. (The)*	(4,309)	(555,516)
Parker-Hannifin Corp.	(2,085)	(567,975)
Stanley Black & Decker, Inc.	(3,197)	(570,856)
Westinghouse Air Brake Technologies Corp.	(7,923)	(579,964)
Woodward, Inc.	(5,282)	(641,922)
		(3,527,499)
Media – (1.9)%
Interpublic Group of Cos., Inc. (The)	(25,854)	(608,086)
Liberty Broadband Corp., Class C*	(27)	(4,276)
Liberty Media Corp-Liberty SiriusXM*	(14,178)	(616,885)
Nexstar Media Group, Inc., Class A	(5,421)	(591,919)
ViacomCBS, Inc.	(17,375)	(647,392)
		(2,468,558)
Metals & Mining – (1.0)%
Alcoa Corp.*	(28,912)	(666,421)
Freeport-McMoRan, Inc.	(25,993)	(676,338)
		(1,342,759)
Mortgage Real Estate Investment Trusts (REITs) – (1.4)%
Blackstone Mortgage Trust, Inc., Class A	(21,545)	(593,134)
New Residential Investment Corp.	(61,160)	(607,930)
Starwood Property Trust, Inc.	(31,414)	(606,290)
		(1,807,354)
Multiline Retail – (0.5)%
Kohl’s Corp.	(17,931)	(729,612)
Multi-Utilities – (2.1)%
Black Hills Corp.	(9,313)	(572,284)
CenterPoint Energy, Inc.	(24,742)	(535,417)
DTE Energy Co.	(4,587)	(556,908)
MDU Resources Group, Inc.	(23,213)	(611,430)
NorthWestern Corp.	(9,730)	(567,356)
		(2,843,395)
Oil, Gas & Consumable Fuels – (2.8)%
Apache Corp.	(42,812)	(607,502)
Marathon Petroleum Corp.	(14,178)	(586,402)
Occidental Petroleum Corp.	(35,862)	(620,771)
ONEOK, Inc.	(15,985)	(613,505)
Ovintiv, Inc.	(44,619)	(640,729)
Targa Resources Corp.	(23,908)	(630,693)
		(3,699,602)
Paper & Forest Products – (0.5)%
Louisiana-Pacific Corp.	(17,236)	(640,662)
Personal Products – (0.4)%
Coty, Inc., Class A	(79,925)	(561,074)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
Pharmaceuticals – (0.4)%
Elanco Animal Health, Inc.*	(19,043)	$(584,049)
Professional Services – (0.4)%
Insperity, Inc.	(6,811)	(554,552)
Real Estate Management & Development – (0.5)%
Howard Hughes Corp. (The)*	(8,062)	(636,334)
Road & Rail – (0.6)%
Lyft, Inc., Class A*	(15,290)	(751,198)
Semiconductors & Semiconductor Equipment – (4.9)%
Applied Materials, Inc.	(7,228)	(623,776)
Enphase Energy, Inc.*	(4,448)	(780,491)
KLA Corp.	(2,363)	(611,804)
Lam Research Corp.	(1,390)	(656,455)
Microchip Technology, Inc.	(4,448)	(614,313)
NXP Semiconductors NV	(3,753)	(596,765)
ON Semiconductor Corp.*	(20,989)	(686,970)
SolarEdge Technologies, Inc.*	(2,224)	(709,723)
Teradyne, Inc.	(5,560)	(666,588)
Universal Display Corp.	(2,641)	(606,902)
		(6,553,787)
Software – (4.0)%
Anaplan, Inc.*	(8,896)	(639,178)
Manhattan Associates, Inc.*	(6,394)	(672,521)
Nutanix, Inc., Class A*	(21,267)	(677,779)
Paylocity Holding Corp.*	(3,058)	(629,673)
Pluralsight, Inc., Class A*	(39,476)	(827,417)
PTC, Inc.*	(5,838)	(698,283)
SS&C Technologies Holdings, Inc.	(8,618)	(626,959)
Trade Desk, Inc. (The), Class A*	(695)	(556,695)
		(5,328,505)
Specialty Retail – (2.2)%
Carvana Co.*	(2,502)	(599,329)
Gap, Inc. (The)	(22,379)	(451,832)
National Vision Holdings, Inc.*	(13,344)	(604,350)
Penske Automotive Group, Inc.	(10,008)	(594,375)
Restoration Hardware Holdings, Inc.*	(1,390)	(622,053)
		(2,871,939)
Technology Hardware, Storage & Peripherals – (1.5)%
Pure Storage, Inc., Class A*	(30,441)	(688,271)
Western Digital Corp.	(13,066)	(723,726)
Xerox Holdings Corp.	(25,576)	(593,107)
		(2,005,104)
Textiles, Apparel & Luxury Goods – (1.0)%
PVH Corp.	(6,950)	(652,536)
Tapestry, Inc.	(20,016)	(622,097)
		(1,274,633)

Investments	Shares	Value ($)
Thrifts & Mortgage Finance – (0.9)%
MGIC Investment Corp.	(48,233)	$(605,324)
Radian Group, Inc.	(30,163)	(610,801)
		(1,216,125)
Trading Companies & Distributors – (1.4)%
Air Lease Corp.	(15,151)	(673,007)
United Rentals, Inc.*	(2,502)	(580,239)
Univar Solutions, Inc.*	(32,109)	(610,392)
		(1,863,638)
Transportation Infrastructure – (0.5)%
Macquarie Infrastructure Corp.	(17,375)	(652,431)
TOTAL COMMON STOCKS (Proceeds $(107,886,227))		(123,478,682)
TOTAL SHORT POSITIONS (Proceeds $(107,886,227))		(123,478,682)
Total Investments – (1.8)% (Cost $(469,702))		(2,384,868)
Other assets less liabilities – 101.8%		135,194,930
Net Assets – 100.0%		132,810,062

*
Non-income producing security.

(a)
All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $72,406,880.

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$19,642,507
Aggregate gross unrealized depreciation	(28,510,995)
Net unrealized depreciation	$(8,868,488)
Federal income tax cost of investments (including derivative contracts, if any)	$6,859,204

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2020 (Unaudited)
OTC Total return swap contracts outstanding as of December 31, 2020
Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)(4)	Cash Collateral (Received) Pledged	Net Amount(5)
USD16,772,024	9/30/2021	Morgan Stanley	0.49%	Monthly	Dow Jones U.S. Low Beta Total Return Index(6)	$3,925,498	$—	$3,925,498
USD(17,938,703)	9/30/2021	Morgan Stanley	(0.26)%	Monthly	Dow Jones U.S. High Beta Total Return Index(7)	(3,549,914)	3,549,914(8)	—
						$375,584		$3,925,498

(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)
Reflects the floating financing rate, as of December 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3)
The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources

(4)
The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.

(5)
Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)
The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

(7)
The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

(8)
Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. GAAP, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

Abbreviations
USD   US Dollar
See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
Long Positions – 98.0%
Common Stocks – 95.1%
Banks – 5.8%
Comerica, Inc.(a)	576	$32,175
First Horizon National Corp.(a)	2,502	31,926
Huntington Bancshares, Inc.(a)	2,553	32,244
People’s United Financial, Inc.	2,490	32,196
United Bankshares, Inc.	984	31,882
Valley National Bancorp	3,294	32,116
		192,539
Beverages – 1.0%
Coca-Cola Co. (The)	591	32,410
Biotechnology – 1.9%
AbbVie, Inc.(a)	300	32,145
Gilead Sciences, Inc.(a)	558	32,509
		64,654
Capital Markets – 2.0%
Apollo Global Management, Inc.	660	32,327
Franklin Resources, Inc.	1,299	32,462
		64,789
Chemicals – 1.9%
CF Industries Holdings, Inc.(a)	828	32,052
Chemours Co. (The)(a)	1,281	31,756
		63,808
Communications Equipment – 2.0%
Cisco Systems, Inc.(a)	723	32,354
Juniper Networks, Inc.(a)	1,443	32,482
		64,836
Containers & Packaging – 1.9%
International Paper Co.(a)	651	32,368
Sonoco Products Co.	543	32,173
		64,541
Distributors – 1.0%
Genuine Parts Co.(a)	324	32,539
Diversified Consumer Services – 1.0%
H&R Block, Inc.	2,040	32,354
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	1,128	32,441
Verizon Communications, Inc.	552	32,430
		64,871
Electric Utilities – 12.8%
American Electric Power Co., Inc.(a)	390	32,475
Duke Energy Corp.(a)	354	32,412
Edison International(a)	519	32,604
Entergy Corp.(a)	324	32,348
Exelon Corp.(a)	768	32,425
Hawaiian Electric Industries, Inc.(a)	915	32,382
IDACORP, Inc.	339	32,554
NRG Energy, Inc.	864	32,443
OGE Energy Corp.	1,014	32,306
Investments	Shares	Value ($)
Pinnacle West Capital Corp.	405	$32,380
Portland General Electric Co.	756	32,334
PPL Corp.	1,155	32,571
Southern Co. (The)	528	32,435
		421,669
Energy Equipment & Services – 1.0%
Baker Hughes Co.(a)	1,542	32,151
Equity Real Estate Investment Trusts (REITs) – 11.8%
American Campus Communities, Inc.(a)	756	32,334
Gaming and Leisure Properties, Inc.(a)	779	33,030
Healthcare Trust of America, Inc., Class A	1,182	32,552
Healthpeak Properties, Inc.	1,074	32,467
Highwoods Properties, Inc.	813	32,219
Iron Mountain, Inc.(a)	1,101	32,457
Medical Properties Trust, Inc.	1,488	32,424
National Retail Properties, Inc.	789	32,286
Omega Healthcare Investors, Inc.	885	32,143
SL Green Realty Corp.	546	32,531
VICI Properties, Inc.	1,257	32,054
WP Carey, Inc.	459	32,396
		388,893
Food Products – 5.9%
Archer-Daniels-Midland Co.	639	32,212
Campbell Soup Co.	672	32,491
General Mills, Inc.	552	32,458
Ingredion, Inc.	411	32,333
J M Smucker Co. (The)	282	32,599
Kellogg Co.	522	32,484
		194,577
Gas Utilities – 2.9%
National Fuel Gas Co.	786	32,328
Southwest Gas Holdings, Inc.	534	32,441
UGI Corp.	930	32,513
		97,282
Health Care Providers & Services – 2.0%
Cardinal Health, Inc.(a)	606	32,458
CVS Health Corp.	474	32,374
		64,832
Household Durables – 1.0%
Leggett & Platt, Inc.	732	32,428
Household Products – 1.0%
Kimberly-Clark Corp.	240	32,359
Independent Power and Renewable Electricity Producers – 1.0%
NextEra Energy Partners LP	486	32,586
Industrial Conglomerates – 1.0%
3M Co.	186	32,511
Insurance – 1.9%
Prudential Financial, Inc.	414	32,321
Unum Group	1,404	32,208
		64,529

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
IT Services – 2.0%
International Business Machines Corp.(a)	258	$32,477
Western Union Co. (The)	1,476	32,384
		64,861
Leisure Products – 1.0%
Hasbro, Inc.(a)	345	32,271
Media – 1.9%
Interpublic Group of Cos., Inc. (The)(a)	1,377	32,387
Omnicom Group, Inc.	519	32,370
		64,757
Metals & Mining – 1.0%
Nucor Corp.	606	32,233
Mortgage Real Estate Investment Trusts (REITs) – 1.9%
Blackstone Mortgage Trust, Inc., Class A(a)	1,176	32,375
Starwood Property Trust, Inc.	1,671	32,251
		64,626
Multi-Utilities – 7.9%
Black Hills Corp.(a)	528	32,446
Consolidated Edison, Inc.(a)	450	32,522
Dominion Energy, Inc.(a)	432	32,486
DTE Energy Co.(a)	267	32,416
MDU Resources Group, Inc.	1,230	32,398
NiSource, Inc.	1,419	32,552
Public Service Enterprise Group, Inc.	558	32,531
Sempra Energy	255	32,490
		259,841
Oil, Gas & Consumable Fuels – 3.9%
Chevron Corp.(a)	381	32,175
ConocoPhillips(a)	804	32,152
Kinder Morgan, Inc.	2,358	32,234
Williams Cos., Inc. (The)	1,617	32,421
		128,982
Pharmaceuticals – 2.9%
Bristol-Myers Squibb Co.	522	32,380
Merck & Co., Inc.	396	32,393
Pfizer, Inc.	882	32,466
		97,239
Semiconductors & Semiconductor Equipment – 1.0%
Broadcom, Inc.(a)	75	32,839
Technology Hardware, Storage & Peripherals – 2.9%
Hewlett Packard Enterprise Co.(a)	2,718	32,208
HP, Inc.(a)	1,317	32,385
NetApp, Inc.	489	32,392
		96,985
Textiles, Apparel & Luxury Goods – 1.0%
Hanesbrands, Inc.(a)	2,205	32,149
Thrifts & Mortgage Finance – 1.0%
New York Community Bancorp, Inc.	3,039	32,061
Tobacco – 2.0%
Altria Group, Inc.	795	32,595
Investments	Shares	Value ($)
Philip Morris International, Inc.	393	$32,536
		65,131
Trading Companies & Distributors – 1.9%
MSC Industrial Direct Co., Inc., Class A	381	32,153
Watsco, Inc.	141	31,943
		64,096
Total Common Stocks (Cost $2,916,699)		3,139,229
Master Limited Partnerships – 2.9%
Industrial Conglomerates – 0.9%
Icahn Enterprises LP	633	32,074
Oil, Gas & Consumable Fuels – 2.0%
Enterprise Products Partners LP(a)	1,650	32,323
Magellan Midstream Partners LP	765	32,467
		64,790
Total Master Limited Partnerships (Cost $106,922)		96,864
Total Long Positions (Cost $3,023,621)		3,236,093
Short Positions – (49.0)%
Common Stocks – (49.0)%
Aerospace & Defense – (0.5)%
Teledyne Technologies, Inc.*	(21)	(8,232)
TransDigm Group, Inc.*	(12)	(7,426)
		(15,658)
Automobiles – (0.3)%
Tesla, Inc.*	(12)	(8,468)
Banks – (1.2)%
First Citizens BancShares, Inc., Class A	(15)	(8,614)
First Financial Bankshares, Inc.	(222)	(8,031)
First Republic Bank	(54)	(7,934)
Pinnacle Financial Partners, Inc.	(123)	(7,921)
SVB Financial Group*	(21)	(8,145)
		(40,645)
Beverages – (1.0)%
Boston Beer Co., Inc. (The), Class A*	(9)	(8,948)
Brown-Forman Corp., Class B	(102)	(8,102)
Constellation Brands, Inc., Class A	(36)	(7,886)
Monster Beverage Corp.*	(87)	(8,046)
		(32,982)
Biotechnology – (0.2)%
Alexion Pharmaceuticals, Inc.*	(51)	(7,968)
Capital Markets – (3.7)%
Affiliated Managers Group, Inc.	(78)	(7,933)
Charles Schwab Corp. (The)	(153)	(8,115)
FactSet Research Systems, Inc.	(24)	(7,980)
Intercontinental Exchange, Inc.	(69)	(7,955)
KKR & Co., Inc.	(198)	(8,017)
LPL Financial Holdings, Inc.	(78)	(8,129)
MarketAxess Holdings, Inc.	(15)	(8,558)
Moody’s Corp.	(27)	(7,836)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
Morningstar, Inc.	(36)	$(8,337)
MSCI, Inc.	(18)	(8,038)
Nasdaq, Inc.	(60)	(7,964)
Open Lending Corp., Class A*	(237)	(8,286)
S&P Global, Inc.	(24)	(7,890)
SEI Investments Co.	(141)	(8,103)
Stifel Financial Corp.	(159)	(8,023)
		(121,164)
Chemicals – (0.8)%
Ecolab, Inc.	(36)	(7,789)
Quaker Chemical Corp.	(33)	(8,362)
Sherwin-Williams Co. (The)	(12)	(8,819)
		(24,970)
Commercial Services & Supplies – (0.2)%
Copart, Inc.*	(63)	(8,017)
Construction Materials – (0.5)%
Eagle Materials, Inc.	(78)	(7,905)
Martin Marietta Materials, Inc.	(27)	(7,667)
		(15,572)
Consumer Finance – (1.2)%
American Express Co.	(66)	(7,980)
Capital One Financial Corp.	(81)	(8,007)
Credit Acceptance Corp.*	(24)	(8,307)
PROG Holdings, Inc.	(147)	(7,919)
SLM Corp.	(648)	(8,029)
		(40,242)
Containers & Packaging – (0.7)%
Ball Corp.	(87)	(8,107)
Berry Global Group, Inc.*	(144)	(8,091)
Crown Holdings, Inc.*	(81)	(8,116)
		(24,314)
Diversified Financial Services – (0.5)%
Berkshire Hathaway, Inc., Class B*	(36)	(8,347)
Voya Financial, Inc.	(135)	(7,940)
		(16,287)
Electric Utilities – (4.7)%
Alliant Energy Corp.	(378)	(19,478)
Evergy, Inc.	(351)	(19,484)
Eversource Energy	(225)	(19,465)
FirstEnergy Corp.	(636)	(19,468)
NextEra Energy, Inc.	(252)	(19,442)
PG&E Corp.*	(1,557)	(19,400)
PNM Resources, Inc.	(399)	(19,364)
Xcel Energy, Inc.	(294)	(19,601)
		(155,702)
Electrical Equipment – (0.3)%
Generac Holdings, Inc.*	(36)	(8,187)
Energy Equipment & Services – (0.2)%
National Oilwell Varco, Inc.	(585)	(8,032)
Entertainment – (0.3)%
Netflix, Inc.*	(15)	(8,111)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) – (0.8)%
American Homes 4 Rent, Class A	(270)	$(8,100)
Equinix, Inc.	(12)	(8,570)
SBA Communications Corp.	(30)	(8,464)
		(25,134)
Food & Staples Retailing – (1.5)%
BJ’s Wholesale Club Holdings, Inc.*	(216)	(8,053)
Casey’s General Stores, Inc.	(45)	(8,038)
Costco Wholesale Corp.	(21)	(7,912)
Performance Food Group Co.*	(168)	(7,998)
US Foods Holding Corp.*	(240)	(7,994)
Walmart, Inc.	(57)	(8,217)
		(48,212)
Food Products – (1.9)%
Beyond Meat, Inc.*	(63)	(7,875)
Darling Ingredients, Inc.*	(138)	(7,960)
Freshpet, Inc.*	(57)	(8,093)
Hain Celestial Group, Inc. (The)*	(201)	(8,070)
Lamb Weston Holdings, Inc.	(102)	(8,032)
Lancaster Colony Corp.	(45)	(8,268)
McCormick & Co., Inc. (Non-Voting)	(84)	(8,030)
Post Holdings, Inc.*	(78)	(7,879)
		(64,207)
Gas Utilities – (1.2)%
Atmos Energy Corp.	(204)	(19,468)
ONE Gas, Inc.	(252)	(19,346)
		(38,814)
Health Care Equipment & Supplies – (1.4)%
Align Technology, Inc.*	(15)	(8,015)
Boston Scientific Corp.*	(225)	(8,089)
DexCom, Inc.*	(21)	(7,764)
Edwards Lifesciences Corp.*	(90)	(8,211)
IDEXX Laboratories, Inc.*	(15)	(7,498)
Intuitive Surgical, Inc.*	(9)	(7,363)
		(46,940)
Health Care Providers & Services – (0.3)%
Centene Corp.*	(135)	(8,104)
Health Care Technology – (0.5)%
Teladoc Health, Inc.*	(42)	(8,398)
Veeva Systems, Inc., Class A*	(30)	(8,168)
		(16,566)
Hotels, Restaurants & Leisure – (0.5)%
Chipotle Mexican Grill, Inc.*	(6)	(8,320)
DraftKings, Inc., Class A*	(171)	(7,962)
		(16,282)
Household Products – (0.3)%
Church & Dwight Co., Inc.	(93)	(8,112)
Independent Power and Renewable Electricity Producers – (2.9)%
AES Corp. (The)	(828)	(19,458)
Clearway Energy, Inc.	(609)	(19,445)
Ormat Technologies, Inc.	(213)	(19,230)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
Sunnova Energy International, Inc.*	(420)	$(18,955)
Vistra Corp.	(987)	(19,404)
		(96,492)
Insurance – (3.4)%
Alleghany Corp.	(12)	(7,244)
Arthur J Gallagher & Co.	(66)	(8,165)
Brown & Brown, Inc.	(171)	(8,107)
Globe Life, Inc.	(84)	(7,977)
Goosehead Insurance, Inc., Class A	(66)	(8,234)
Kemper Corp.	(105)	(8,067)
Kinsale Capital Group, Inc.	(39)	(7,805)
Loews Corp.	(180)	(8,104)
Markel Corp.*	(9)	(9,300)
National General Holdings Corp.	(219)	(7,485)
Primerica, Inc.	(60)	(8,036)
RLI Corp.	(78)	(8,124)
Selective Insurance Group, Inc.	(120)	(8,037)
W R Berkley Corp.	(120)	(7,970)
		(112,655)
Interactive Media & Services – (1.3)%
Alphabet, Inc., Class A*	(6)	(10,516)
Facebook, Inc., Class A*	(30)	(8,195)
Pinterest, Inc., Class A*	(120)	(7,908)
Snap, Inc., Class A*	(162)	(8,111)
Twitter, Inc.*	(150)	(8,122)
		(42,852)
Internet & Direct Marketing Retail – (0.7)%
Amazon.com, Inc.*	(3)	(9,771)
Booking Holdings, Inc.*	(3)	(6,682)
Wayfair, Inc., Class A*	(36)	(8,129)
		(24,582)
IT Services – (1.0)%
Fiserv, Inc.*	(72)	(8,198)
PayPal Holdings, Inc.*	(36)	(8,431)
Square, Inc., Class A*	(36)	(7,835)
Twilio, Inc., Class A*	(24)	(8,124)
		(32,588)
Leisure Products – (0.3)%
Peloton Interactive, Inc., Class A*	(54)	(8,193)
Life Sciences Tools & Services – (0.7)%
Illumina, Inc.*	(21)	(7,770)
IQVIA Holdings, Inc.*	(45)	(8,063)
Mettler-Toledo International, Inc.*	(6)	(6,838)
		(22,671)
Machinery – (0.2)%
Ingersoll Rand, Inc.*	(177)	(8,064)
Media – (0.2)%
Charter Communications, Inc., Class A*	(12)	(7,939)
Metals & Mining – (0.5)%
Alcoa Corp.*	(345)	(7,952)
Freeport-McMoRan, Inc.	(309)	(8,040)
		(15,992)

Investments	Shares	Value ($)
Multiline Retail – (0.2)%
Dollar Tree, Inc.*	(75)	$(8,103)
Multi-Utilities – (2.4)%
Ameren Corp.	(249)	(19,437)
CenterPoint Energy, Inc.	(900)	(19,476)
CMS Energy Corp.	(318)	(19,401)
WEC Energy Group, Inc.	(213)	(19,603)
		(77,917)
Oil, Gas & Consumable Fuels – (3.2)%
Apache Corp.	(567)	(8,046)
Cabot Oil & Gas Corp.	(495)	(8,059)
Cheniere Energy, Inc.*	(132)	(7,924)
Cimarex Energy Co.	(216)	(8,102)
Concho Resources, Inc.	(138)	(8,052)
EQT Corp.	(633)	(8,045)
Hess Corp.	(153)	(8,077)
Marathon Oil Corp.	(1,203)	(8,024)
New Fortress Energy, Inc.	(147)	(7,878)
Parsley Energy, Inc., Class A	(567)	(8,051)
Pioneer Natural Resources Co.	(72)	(8,200)
Texas Pacific Land Trust	(12)	(8,724)
WPX Energy, Inc.*	(987)	(8,044)
		(105,226)
Personal Products – (0.2)%
Estee Lauder Cos., Inc. (The), Class A	(30)	(7,986)
Pharmaceuticals – (0.2)%
Viatris, Inc.*	(429)	(8,039)
Professional Services – (0.3)%
CoStar Group, Inc.*	(9)	(8,319)
Real Estate Management & Development – (1.2)%
CBRE Group, Inc., Class A*	(129)	(8,091)
eXp World Holdings, Inc.*	(126)	(7,953)
Howard Hughes Corp. (The)*	(102)	(8,051)
Jones Lang LaSalle, Inc.*	(54)	(8,012)
Redfin Corp.*	(117)	(8,030)
		(40,137)
Road & Rail – (0.2)%
Uber Technologies, Inc.*	(156)	(7,956)
Semiconductors & Semiconductor Equipment – (0.5)%
Advanced Micro Devices, Inc.*	(87)	(7,979)
Micron Technology, Inc.*	(108)	(8,119)
		(16,098)
Software – (2.4)%
Adobe, Inc.*	(15)	(7,502)
Autodesk, Inc.*	(27)	(8,244)
Crowdstrike Holdings, Inc., Class A*	(39)	(8,261)
DocuSign, Inc.*	(36)	(8,003)
salesforce.com, Inc.*	(36)	(8,011)
ServiceNow, Inc.*	(15)	(8,256)
Synopsys, Inc.*	(30)	(7,777)
Trade Desk, Inc. (The), Class A*	(9)	(7,209)
Workday, Inc., Class A*	(33)	(7,907)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
Zoom Video Communications, Inc., Class A*	(24)	$(8,096)
		(79,266)
Specialty Retail – (0.5)%
AutoZone, Inc.*	(6)	(7,113)
O’Reilly Automotive, Inc.*	(18)	(8,146)
		(15,259)
Thrifts & Mortgage Finance – (0.2)%
PennyMac Financial Services, Inc.	(123)	(8,071)
Trading Companies & Distributors – (0.2)%
United Rentals, Inc.*	(33)	(7,653)
Water Utilities – (1.2)%
American Water Works Co., Inc.	(126)	(19,337)
Essential Utilities, Inc.	(414)	(19,578)
		(38,915)
Wireless Telecommunication Services – (0.2)%
T-Mobile US, Inc.*	(60)	(8,091)
Total Common Stocks (Proceeds $(1,447,201))		(1,617,754)

Investments	Shares	Value ($)
Total Short Positions (Proceeds $(1,447,201))		$(1,617,754)
Total Investments – 49.0% (Cost $1,576,420)		1,618,339
Other assets less liabilities – 51.0%		1,683,513
Net Assets – 100.0%		3,301,852

*
Non-income producing security.

(a)
All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,163,529.

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$304,284
Aggregate gross unrealized depreciation	(369,508)
Net unrealized depreciation	$(65,224)
Federal income tax cost of investments (including derivative contracts, if any)	$1,683,563

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Global Infrastructure ETF
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
COMMON STOCKS – 99.4%
Construction & Engineering – 3.2%
Vinci SA	770	$76,616
Diversified Telecommunication Services – 2.8%
Cellnex Telecom SA	489	29,357
China Tower Corp. Ltd., Class H	254,370	37,446
		66,803
Electric Utilities – 16.2%
AusNet Services	7,744	10,527
Cia Energetica de Minas Gerais (Preference)	6,090	17,071
Duke Energy Corp.	160	14,650
Edison International	440	27,641
Endesa SA	292	8,006
Eversource Energy	420	36,334
Fortis, Inc.	766	31,292
Fortum OYJ	1,128	27,135
Iberdrola SA	1,132	16,189
Mercury NZ Ltd.	3,842	18,048
NextEra Energy, Inc.	368	28,391
OGE Energy Corp.	530	16,886
Orsted A/S	72	14,726
Power Assets Holdings Ltd.	2,848	15,449
Southern Co. (The)	416	25,555
Terna Rete Elettrica Nazionale SpA	2,704	20,631
Verbund AG	384	32,855
Xcel Energy, Inc.	380	25,335
		386,721
Equity Real Estate Investment Trusts (REITs) – 19.7%
American Tower Corp.	762	171,038
Ascendas REIT	5,303	11,941
CoreSite Realty Corp.	139	17,414
Crown Castle International Corp.	778	123,850
CyrusOne, Inc.	149	10,899
Digital Realty Trust, Inc.	113	15,765
Equinix, Inc.	20	14,284
Japan Logistics Fund, Inc.	4	11,796
Keppel DC REIT	7,859	16,729
QTS Realty Trust, Inc., Class A	176	10,891
SBA Communications Corp.	181	51,066
STAG Industrial, Inc.	534	16,725
		472,398
Gas Utilities – 4.0%
Atmos Energy Corp.	266	25,384
China Gas Holdings Ltd.	2,218	8,844
Enagas SA	672	14,756
Hong Kong & China Gas Co. Ltd.	9,464	14,160
Italgas SpA	2,016	12,865
Kunlun Energy Co. Ltd.	13,952	12,066
Spire, Inc.	120	7,685
		95,760
Independent Power and Renewable Electricity Producers – 2.8%
China Longyuan Power Group Corp. Ltd., Class H	15,180	15,186
Investments	Shares	Value ($)
Northland Power, Inc.	718	$25,761
TransAlta Renewables, Inc.	1,516	25,916
		66,863
Interactive Media & Services – 1.2%
Alphabet, Inc., Class C*	16	28,030
Internet & Direct Marketing Retail – 1.1%
Amazon.com, Inc.*	8	26,055
IT Services – 0.6%
GDS Holdings Ltd., ADR*	132	12,361
Switch, Inc., Class A	155	2,537
		14,898
Multi-Utilities – 13.1%
A2A SpA	6,104	9,719
AGL Energy Ltd.	502	4,629
Algonquin Power & Utilities Corp.	1,516	24,951
CenterPoint Energy, Inc.	434	9,392
Consolidated Edison, Inc.	542	39,170
DTE Energy Co.	160	19,426
E.ON SE	1,698	18,805
National Grid plc	6,537	77,859
REN – Redes Energeticas Nacionais SGPS SA	3,650	10,567
RWE AG	602	25,426
Sempra Energy	440	56,060
WEC Energy Group, Inc.	180	16,565
		312,569
Oil, Gas & Consumable Fuels – 18.4%
Enbridge, Inc.	5,370	171,744
Kinder Morgan, Inc.	5,273	72,082
ONEOK, Inc.	612	23,488
Pembina Pipeline Corp.	880	20,809
Targa Resources Corp.	429	11,317
TC Energy Corp.	1,950	79,278
Williams Cos., Inc. (The)	3,067	61,493
		440,211
Road & Rail – 3.2%
Canadian National Railway Co.	258	28,364
Kyushu Railway Co.	416	8,987
Union Pacific Corp.	188	39,145
		76,496
Software – 1.5%
Microsoft Corp.	164	36,477
Transportation Infrastructure – 8.7%
Aena SME SA*	96	16,763
ASTM SpA*	756	19,009
Atlantia SpA*	624	11,203
Auckland International Airport Ltd.	2,354	12,865
Beijing Capital International Airport Co. Ltd., Class H	9,033	7,543
COSCO SHIPPING Ports Ltd.	17,514	12,184
Fraport AG Frankfurt Airport Services Worldwide*	195	11,762

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Global Infrastructure ETF
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
Jiangsu Expressway Co. Ltd., Class H	7,254	$8,122
Sydney Airport*	8,288	40,988
Transurban Group	4,960	52,284
Zhejiang Expressway Co. Ltd., Class H	18,000	15,225
		207,948
Water Utilities – 2.9%
American Water Works Co., Inc.	252	38,675
United Utilities Group plc	2,600	31,979
		70,654
TOTAL COMMON STOCKS (Cost $2,373,210)		2,378,499
EXCHANGE TRADED FUNDS – 0.2%
SPDR S&P Global Infrastructure ETF (Cost $3,980)	87	4,340
Total Investments – 99.6% (Cost $2,377,190)		2,382,839
Other assets less liabilities – 0.4%		9,824
Net Assets – 100.0%		2,392,663

*
Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SPDR	Standard & Poor’s Depositary Receipt
As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$189,590
Aggregate gross unrealized depreciation	(186,891)
Net unrealized appreciation	$2,699
Federal income tax cost of investments (including derivative contracts, if any)	$2,380,140
AGFiQ Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of December 31, 2020:
Australia	4.5%
Austria	1.4%
Brazil	0.7%
Canada	17.1%
China	5.4%
Denmark	0.6%
Finland	1.1%
France	3.2%
Germany	2.3%
Hong Kong	1.2%
Italy	3.1%
Japan	0.9%
New Zealand	1.3%
Portugal	0.4%
Singapore	1.2%
Spain	3.6%
United Kingdom	4.6%
United States	47.0%
Other(1)	0.4%
100.0%

(1)
Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Dynamic Hedged U.S. Equity ETF
Schedule of Investments
December 31, 2020 (Unaudited)
Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS – 100.0%
AGFiQ U.S. Market Neutral Anti-Beta Fund*(a)	32,014	$610,827
Communication Services Select Sector SPDR Fund	4,228	285,305
Consumer Discretionary Select Sector SPDR Fund	738	118,655
Consumer Staples Select Sector SPDR Fund	4,015	270,812
Energy Select Sector SPDR Fund	259	9,816
Financial Select Sector SPDR Fund	11,168	329,233
Health Care Select Sector SPDR Fund	3,894	441,735
Industrial Select Sector SPDR Fund	1,474	130,523
Materials Select Sector SPDR Fund	1,835	132,836
Real Estate Select Sector SPDR Fund	1,662	60,763
Technology Select Sector SPDR Fund	4,887	635,408
Utilities Select Sector SPDR Fund	1,107	69,409
TOTAL EXCHANGE TRADED FUNDS (Cost $2,565,356)		3,095,322
Total Investments – 100.0% (Cost $2,565,356)		3,095,322
Liabilities in excess of other assets – 0.0%		(95)
Net Assets – 100.0%		3,095,227

*
Non-income producing security.

(a)
Affiliated company as defined under the Investment Company Act of 1940.

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$630,067
Aggregate gross unrealized depreciation	(100,219)
Net unrealized appreciation	$529,848
Federal income tax cost of investments (including derivative contracts, if any)	$2,565,474

Investment in a company which was affiliated for the period ended December 31, 2020, was as follows:
Security	Value June 30, 2020	Purchases at Cost	Sales Proceeds	Shares December 31, 2020	Value December 31, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
AGFiQ U.S. Market Neutral Anti-Beta Fund	$—	$710,555	$1,362	32,014	$610,827	$(98,326)	$—	$(40)
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Assets and Liabilities
December 31, 2020 (Unaudited)
	AGFiQ U.S. Market Neutral Momentum Fund	AGFiQ U.S. Market Neutral Anti-Beta Fund	AGFiQ Hedged Dividend Income Fund	AGFiQ Global Infrastructure ETF
ASSETS
Investments in securities, at value(1)	$4,461,707	$121,093,814	$3,236,093	$2,382,839
Cash	449,783	6,116,109	180,951	34,765
Segregated cash balance with custodian for swap agreements (Note 2)	20,039	4,774,237	—	—
Segregated cash balance with broker for securities sold short (Note 2)	4,891,931	123,573,953	1,390,288	—
Unrealized appreciation on swap agreements	323,438	3,925,498	—	—
Receivables:	—	—	—	—
Securities sold	39,354	892,272	1,363,759	9,381
Dividends and interest	1,815	116,727	14,400	6,849
Receivable for capital shares issued	—	955,905	—	—
Investment adviser (Note 4)	15,250	84,333	14,887	14,090
Foreign tax reclaims	—	—	—	1,809
Prepaid expenses	1,018	10,494	757	221
Total Assets	10,204,335	261,543,342	6,201,135	2,449,954
LIABILITIES
Securities sold short, at value(2)	4,898,438	123,478,682	1,617,754	—
Foreign Cash Overdraft	—	—	—	9,381
Unrealized depreciation on swap agreements	237,070	3,549,914	—	—
Payables:
Securities purchased	—	1,467,271	1,248,021	—
Income distributions	—	—	6,000	29,198
Trustees fees	628	22,521	362	275
Dividends on securities sold short	10,273	197,093	1,134	—
Accrued expenses and other liabilities	20,876	17,799	26,012	18,437
Total Liabilities	5,167,285	128,733,280	2,899,283	57,291
Net Assets	$5,037,050	$132,810,062	$3,301,852	$2,392,663
NET ASSETS CONSIST OF:
Paid-in capital	7,869,694	188,103,358	4,479,468	2,500,022
Distributable earnings (loss)	(2,832,644)	(55,293,296)	(1,177,616)	(107,359)
Net Assets	$5,037,050	$132,810,062	$3,301,852	$2,392,663
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	200,000	6,950,000	150,000	100,001
Net Asset Value	$25.19	$19.11	$22.01	$23.93
(1) Investments in securities, at cost	$3,374,845	$107,416,525	$3,023,621	$2,377,190
(2) Securities sold short, proceeds	$4,173,850	$107,886,227	$1,447,201	$—
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Assets and Liabilities
December 31, 2020 (Unaudited)
AGFiQ Dynamic Hedged U.S. Equity ETF
ASSETS
Investments in securities, at value(1)	$2,484,495
Investments in affiliates, at value(3)	610,827
Cash	73,135
Receivables:	—
Investment adviser (Note 4)	13,858
Prepaid expenses	221
Total Assets	3,182,536
LIABILITIES
Payables:
Income distributions	35,896
Capital gain distributions	30,137
Trustees fees	330
Accrued expenses and other liabilities	20,946
Total Liabilities	87,309
Net Assets	$3,095,227
NET ASSETS CONSIST OF:
Paid-in capital	2,499,949
Distributable earnings (loss)	595,278
Net Assets	$3,095,227
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	100,001
Net Asset Value	$30.95
(1) Investments in securities, at cost	$1,856,203
(3) Investments in affiliates, at cost	$709,153
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Operations
For the Period Ended December 31, 2020 (Unaudited)
	AGFiQ U.S. Market Neutral Momentum Fund	AGFiQ U.S. Market Neutral Anti-Beta Fund	AGFiQ Hedged Dividend Income Fund	AGFiQ Global Infrastructure ETF
INVESTMENT INCOME
Dividend income	$32,191	$1,708,649	$81,411	$41,800
Interest income on securities sold short	(10,261)	(351,537)	(2,968)	—
Foreign withholding tax on dividends	—	—	—	(3,268)
Total Investment Income	21,930	1,357,112	78,443	38,532
EXPENSES
Dividends on securities sold short	57,797	1,748,594	10,165	—
Investment management fees (Note 4)	13,157	452,158	7,143	5,371
Professional fees	19,275	257,361	17,506	14,666
Custody fees	3,491	13,533	1,767	2,499
Index fees	6,004	6,004	7,265	2,222
CCO fees	2,955	32,283	2,445	2,354
Treasurer fees	2,417	14,938	2,200	2,160
Listing fees	3,582	3,582	3,582	4,776
Accounting fees	15,000	18,873	15,000	15,000
Trustees fees	1,312	44,758	664	506
Administration fees (Note 5)	38,200	38,200	38,200	38,200
Other fees	5,997	23,253	5,768	5,322
Total Expenses before Adjustments	169,187	2,653,537	111,705	93,076
Less: waivers and/or reimbursements by Adviser (Note 4)	(98,231)	(452,769)	(94,398)	(87,705)
Total Expenses after Adjustments	70,956	2,200,768	17,307	5,371
Net Investment Income (Loss)	(49,026)	(843,656)	61,136	33,161
NET REALIZED GAIN (LOSS) FROM:
Transactions in Investment securities	950,731	5,451,178	148,903	(78,549)
Foreign currency transactions	—	—	—	(138)
In-kind redemptions of investments	—	11,652,966	—	—
Securities sold short	(1,388,397)	(47,305,723)	(55,620)	—
Expiration or closing of swap agreements	(2,453)	(1,739,370)	—	—
Net Realized Gain (Loss)	(440,119)	(31,940,949)	93,283	(78,687)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	291,873	13,135,559	371,842	160,904
Securities sold short	(575,240)	(25,455,128)	(284,492)	—
Swap agreements	(1,347)	(1,805,931)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	—	205
Net Change in Unrealized Appreciation (Depreciation)	(284,714)	(14,125,500)	87,350	161,109
Net Realized and Unrealized Gain (Loss)	(724,833)	(46,066,449)	180,633	82,422
Net Increase (Decrease) in Net Assets Resulting from Operations	$(773,859)	$(46,910,105)	$241,769	$115,583
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Operations
For the Period Ended December 31, 2020 (Unaudited)
AGFiQ Dynamic Hedged U.S. Equity ETF
INVESTMENT INCOME
Dividend income	$21,861
Total Investment Income	21,861
EXPENSES
Investment management fees (Note 4)	6,751
Professional fees	15,184
Custody fees	348
Index fees	2,222
CCO fees	2,434
Treasurer fees	2,195
Listing fees	4,776
Accounting fees	15,000
Trustees fees	617
Administration fees (Note 5)	38,200
Other fees	5,309
Total Expenses before Adjustments	93,036
Less: waivers and/or reimbursements by Adviser (Note 4)	(87,040)
Total Expenses after Adjustments	5,996
Net Investment Income (Loss)	15,865
NET REALIZED GAIN (LOSS) FROM:
Transactions in Investment securities of Affiliated Underlying Funds	(40)
Transactions in Investment securities	66,977
Net Realized Gain (Loss)	66,937
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	421,931
Investments in Affiliated Underlying Funds	(98,326)
Net Change in Unrealized Appreciation (Depreciation)	323,605
Net Realized and Unrealized Gain (Loss)	390,542
Net Increase (Decrease) in Net Assets Resulting from Operations	$406,407
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Changes in Net Assets
	AGFiQ U.S. Market Neutral Momentum Fund		AGFiQ U.S. Market Neutral Anti-Beta Fund
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
OPERATIONS
Net investment income (loss)	$(49,026)	$(28,799)	$(843,656)	$321,328
Net realized gain (loss)	(440,119)	(25,651)	(31,940,949)	303,276
Net change in unrealized appreciation (depreciation)	(284,714)	265,244	(14,125,500)	11,071,381
Net Increase (Decrease) in Net Assets Resulting from Operations	(773,859)	210,794	(46,910,105)	11,695,985
DISTRIBUTIONS (Note 2)
Distributable earnings	—	—	—	(1,077,142)
Total Distributions	—	—	—	(1,077,142)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	7,156,217	80,154,657	297,822,206
Cost of shares redeemed	—	(4,016,549)	(93,189,173)	(181,178,598)
Net Increase (Decrease) from Capital Transactions	—	3,139,668	(13,034,516)	116,643,608
Total Increase (Decrease) in Net Assets	(773,859)	3,350,462	(59,944,621)	127,262,451
NET ASSETS
Beginning of period	$5,810,909	$2,460,447	$192,754,683	$65,492,232
End of Period	$5,037,050	$5,810,909	$132,810,062	$192,754,683
SHARE TRANSACTIONS
Beginning of period	200,000	100,000	7,950,000	3,000,000
Shares issued	—	—	50,000	2,300,000
Shares issued in-kind	—	250,000	3,300,000	10,100,000
Shares redeemed	—	(100,000)	—	—
Shares redeemed in-kind	—	(50,000)	(4,350,000)	(7,450,000)
Shares Outstanding, End of Period	200,000	200,000	6,950,000	7,950,000

(1)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Changes in Net Assets
	AGFiQ Hedged Dividend Income Fund		AGFiQ Global Infrastructure ETF
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
OPERATIONS
Net investment income (loss)	$61,136	$168,711	$33,161	$70,588
Net realized gain (loss)	93,283	(503,758)	(78,687)	(37,387)
Net change in unrealized appreciation (depreciation)	87,350	4,417	161,109	(216,808)
Net Increase (Decrease) in Net Assets Resulting from Operations	241,769	(330,630)	115,583	(183,607)
DISTRIBUTIONS (Note 2)
Distributable earnings	(19,771)	(196,558)	(45,160)	(68,803)
Tax return of capital	—	(16,969)	—	—
Total Distributions	(19,771)	(213,527)	(45,160)	(68,803)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	1,200,348	—	—
Cost of shares redeemed	—	(2,346,703)	—	—
Net Increase (Decrease) from Capital Transactions	—	(1,146,355)	—	—
Total Increase (Decrease) in Net Assets	221,998	(1,690,512)	70,423	(252,410)
NET ASSETS
Beginning of period	$3,079,854	$4,770,366	$2,322,240	$2,574,650
End of Period	$3,301,852	$3,079,854	$2,392,663	$2,322,240
SHARE TRANSACTIONS
Beginning of period	150,000	200,000	100,001	100,001
Shares issued in-kind	—	50,000	—	—
Shares redeemed in-kind	—	(100,000)	—	—
Shares Outstanding, End of Period	150,000	150,000	100,001	100,001

(1)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Changes in Net Assets
	AGFiQ Dynamic Hedged U.S. Equity ETF
	Six Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
OPERATIONS
Net investment income (loss)	$15,865	$40,517
Net realized gain (loss)	66,937	37,439
Net change in unrealized appreciation (depreciation)	323,605	148,072
Net Increase (Decrease) in Net Assets Resulting from Operations	406,407	226,028
DISTRIBUTIONS (Note 2)
Distributable earnings	(66,033)	(38,385)
Total Distributions	(66,033)	(38,385)
CAPITAL TRANSACTIONS
Proceeds from shares issued	—	—
Cost of shares redeemed	—	—
Net Increase (Decrease) from Capital Transactions	—	—
Total Increase (Decrease) in Net Assets	340,374	187,643
NET ASSETS
Beginning of period	$2,754,853	$2,567,210
End of Period	$3,095,227	$2,754,853
SHARE TRANSACTIONS
Beginning of period	100,001	100,001
Shares issued in-kind	—	—
Shares redeemed in-kind	—	—
Shares Outstanding, End of Period	100,001	100,001
See accompanying notes to the financial statements.

AGF Investments Trust
Financial Highlights for a share outstanding throughout the period
	PER SHARE OPERATING PERFORMANCE
	Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Transaction fees(10)	Net asset value, end of period
AGFiQ U.S. Market Neutral Momentum Fund
For the six months ended 12/31/20 (unaudited)	$29.05	$(0.25)	$(3.61)	$(3.86)	$—	$—	$—	$—	$—	$25.19
Year ended June 30, 2020	24.60	(0.26)	4.65	4.39	—	—	—	—	0.06	29.05
Year ended June 30, 2019	24.54	0.02	—(9)	0.02(15)	—	—	—	—	0.04	24.60
Year ended June 30, 2018	22.41	(0.21)	2.34	2.13	—	—	—	—	—(9)	24.54
Year ended June 30, 2017	26.73	(0.21)	(4.12)	(4.33)(15)	—	—	—	—	0.01	22.41
Year ended June 30, 2016	24.99	(0.63)	2.37(8)	1.74	—	—	—	—	—	26.73
AGFiQ U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/20 (unaudited)	24.25	(0.10)	(5.05)	(5.15)	—	—	—	—	0.01	19.11
Year ended June 30, 2020	21.83	0.06	2.52	2.58	(0.20)	—	—	(0.20)	0.04	24.25
Year ended June 30, 2019	20.05	0.31	1.52	1.83(15)	(0.09)	—	—	(0.09)	0.04	21.83
Year ended June 30, 2018	20.00	0.18	(0.13)	0.05	—	—	—	—	—	20.05
Year ended June 30, 2017	23.30	(0.02)	(3.30)	(3.32)(15)	—	—	—	—	0.02	20.00
Year ended June 30, 2016	19.34	(0.13)	4.09(8)	3.96	—	—	—	—	—	23.30
AGFiQ Hedged Dividend Income Fund
For the six months ended 12/31/20 (unaudited)	20.53	0.41	1.20	1.61	(0.13)	—	—	(0.13)	—	22.01
Year ended June 30, 2020	23.85	0.93	(3.04)	(2.11)	(1.10)	—	(0.11)	(1.21)	—(9)	20.53
Year ended June 30, 2019	23.56	1.00	0.16	1.16	(0.87)	—	—	(0.87)	—(9)	23.85
Year ended June 30, 2018	25.41	0.90	(0.99)	(0.09)	(1.19)	(0.57)	—	(1.76)	—	23.56
Year ended June 30, 2017	25.43	1.04	0.44(8)	1.48(15)	(0.91)	(0.60)	—	(1.51)	0.01	25.41
Year ended June 30, 2016	23.87	0.86	1.93	2.79	(0.83)	(0.40)	—	(1.23)	—	25.43
AGFiQ Global Infrastructure ETF
For the six months ended 12/31/20 (unaudited)	23.22	0.33	0.83	1.16	(0.45)	—	—	(0.45)	—	23.93
Year ended June 30, 2020	25.75	0.71	(2.55)	(1.84)	(0.69)	—(9)	—	(0.69)	—	23.22
For the period 05/23/19* – 06/30/19	25.00	0.14	0.61	0.75	—	—	—	—	—	25.75
AGFiQ Dynamic Hedged U.S. Equity ETF
For the six months ended 12/31/20 (unaudited)	27.55	0.16	3.90	4.06	(0.36)	(0.30)	—	(0.66)	—	30.95
Year ended June 30, 2020	25.67	0.41	1.85	2.26	(0.31)	(0.07)	—	(0.38)	—	27.55
For the period 05/23/19* – 06/30/19	25.00	0.09	0.58	0.67	—	—	—	—	—	25.67

*
Commencement of investment operations.

(1)
Net investment income (loss) per share is based on average shares outstanding.

(2)
Net investment income (loss) per share is based on average shares outstanding.

(3)
Not annualized for periods less than one year.

(4)
Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.

(5)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(6)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(7)
In-kind transactions are not included in portfolio turnover calculations.

(8)
The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(9)
Per share amount is less than $0.01.

(10)
Includes transaction fees associated with the issuance and redemption of Creation Units.

(11)
This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) per share ratio presented for the same period herein.

(12)
This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) of average net assets ratio presented for the same period herein.

(13)
The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(14)
The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not reflect the indirect expenses of the underlying non-affiliated Funds in which it invests. Additionally, the Adviser has contractually agreed to waive the management fee charged to a Fund to the extent of the amount of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. If the ratio had included these affiliated indirect expenses, the ratio would have been higher.

(15)
Due to certain Financial Highlight presentation reclassifications, these amounts may differ from what was presented in previous shareholder reports.

See accompanying notes to the financial statements

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of(2)							Total Return(3)(4)
Expenses, after waivers and/or reimbursements and before securities sold short	Expenses, after waivers and/or reimbursements and securities sold short	Expenses, before waivers and/or reimbursements and after securities sold short	Net investment income (loss)	Net investment income (loss), before waivers	Net investment income (loss) net of reimbursements excluding special dividends(11)	Net investment income (loss) per share excluding special dividends(12)	Net asset value(5)	Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)

0.45%	2.43%	5.79%	(1.68)%	(5.04)%	(1.68)%	$(0.25)	(13.29)%	(12.95)%	43%	145%	$5,037
0.70	2.83	9.79	(0.99)	(7.95)	(0.99)	(0.26)	18.09	17.44	132	391	5,811
0.75	2.62	6.23	0.08	(3.53)	0.08	0.02	0.24	0.29	137	384	2,460
0.75	1.88	5.81	(0.82)	(4.76)	(0.82)	(0.21)	9.50	9.41	184	402	8,589
0.99	2.31	10.55	(0.90)	(9.14)	(1.02)	(0.24)	(16.16)	(16.12)	172	380	2,241
1.49	3.67	7.77	(2.34)	(6.44)	(2.37)	(0.63)	6.96	7.01	210	647	4,009

0.45	2.19	2.64	(0.84)	(1.29)	(0.84)	$(0.10)	(21.20)	(21.56)	10	111	132,810
0.45	2.19	2.57	0.25	(0.13)	0.25	0.06	12.07	11.99	144	483	192,755
0.50	2.16	2.94	1.45	0.67	1.42	0.30	9.30	9.66	116	341	65,492
0.75	1.06	3.39	0.93	(1.41)	0.93	0.18	0.25	0.20	166	347	9,023
0.84	2.02	3.60	(0.07)	(1.66)	(0.17)	(0.04)	(14.16)	(14.16)	98	273	10,000
0.99	2.71	3.13	(0.61)	(1.03)	(0.84)	(0.18)	20.48	20.48	168	974	26,793

0.45	1.09	7.04	3.85	(2.10)	3.85	$0.41	7.89	8.00	56	86	3,302
0.45	1.21	6.30	3.99	(1.10)	3.99	0.93	(9.10)	(9.42)	127	187	3,080
0.55	1.16	8.99	4.17	(3.66)	4.15	1.00	5.02	5.28	132	185	4,770
0.75	1.00	3.98	3.60	0.62	3.53	0.88	(0.26)	(0.39)	100	141	2,356
0.79	1.16	3.73	4.04	1.47	4.04	1.04	5.88	6.05	108	168	11,434
0.99	1.75	5.31	3.61	0.06	3.60	0.85	12.21	11.84	130	192	3,815

0.45(13)	0.45(13)	7.80(13)	2.78	(4.57)	2.78	$0.33	5.05	4.20	25	25	2,393
0.45(13)	0.45(13)	6.81(13)	2.82	(3.54)	2.82	0.71	(7.32)	(6.76)	32	32	2,322
0.45(13)	0.45(13)	16.91(13)	5.28	(11.19)	5.28	0.14	3.00	3.00	—	—	2,575

0.40(14)	0.40(14)	6.20(14)	1.06	(4.74)	1.06	$0.16	14.75	14.69	12	12	3,095
0.33(14)	0.33(14)	6.04(14)	1.52	(4.18)	1.52	0.41	8.81	8.30	31	31	2,755
0.36(14)	0.36(14)	15.05(14)	3.30	(11.38)	3.30	0.09	2.68	2.72	—	—	2,567
See accompanying notes to the financial statements

AGF Investments Trust
Notes to Financial Statements
December 31, 2020 (Unaudited)
1. Organization
AGF Investments Trust (formerly known as FQF Trust) (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust consists of 7 funds, 5 of which are presented herein, the AGFiQ Funds: AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Anti-Beta Fund, AGFiQ Hedged Dividend Income Fund, AGFiQ Global Infrastructure ETF, and AGFiQ Dynamic Hedged U.S. Equity ETF (each, a “Fund”; collectively, the “Funds”). The remaining 2 funds are presented in a separate report. AGF Investments LLC (the “Adviser”) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The AGFiQ U.S. Market Neutral Value Fund ceased trading on the NYSE Arca, Inc. (“NYSE Arca”) and was closed for purchase by investors as of the close of regular trading on NYSE Arca on December 11, 2020. The final liquidating distribution was paid to shareholders on December 30, 2020 to complete the liquidation of the Fund.
The investment objective of each of AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Anti-Beta Fund, and AGFiQ Hedged Dividend Income Fund (collectively, the “Target Index Funds”) is to provide performance results that correspond to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). The AGFiQ Global Infrastructure ETF seeks to achieve its investment objective by investing, under normal circumstances in securities of infrastructure-related companies located throughout the world, including the U.S. and infrastructure-related investments. The AGFiQ Dynamic Hedged U.S. Equity ETF will operate as a “fund-of-funds” by investing primarily in sector-based ETFs and other ETFs. Each Fund is classified as a “diversified” Fund within the meaning of the 1940 Act. There can be no assurance that the Funds will achieve their respective investment objectives.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.
Investment Valuation
The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing a Fund’s net assets (i.e. total assets, less liabilities) by the number of shares it has outstanding.
The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available, or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be fair valued by Pricing Procedures the Funds’ Valuation Committee adheres to in accordance with the Trust’s procedures which were approved by the Board of Trustees (the “Trustees”).
Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)
it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.
Generally, each Fund , other than AGFIQ Global infrastructure ETF and AGFIQ Dynamic Hedged U.S. Equity ETF (the “Active ETFs”), prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 — Quoted prices in active markets for identical assets.

•
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of December 31, 2020 for each Fund based upon the three levels defined above:
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Momentum Fund
Investments
Assets
Common Stocks*	$4,461,707	$—	$—	$4,461,707
Liabilities
Common Stocks*	$(4,898,438)	$—	$—	$(4,898,438)
Total Investments	$(436,731)	$—	$—	$(436,731)
Other Financial Instruments
Assets
Swap Agreements**	$—	$323,438	$—	$323,438
Liabilities
Swap Agreements**	$—	$(237,070)	$—	$(237,070)
Total Other Financial Instruments	$—	$86,368	$—	$86,368

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks*	$121,093,814	$—	$—	$121,093,814
Liabilities
Common Stocks*	$(123,478,682)	$—	$—	$(123,478,682)
Total Investments	$(2,384,868)	$—	$—	$(2,384,868)
Other Financial Instruments
Assets
Swap Agreements**	$—	$3,925,498	$—	$3,925,498
Liabilities
Swap Agreements**	$—	$(3,549,914)	$—	$(3,549,914)
Total Other Financial Instruments	$—	$375,584	$—	$375,584
AGFiQ Hedged Dividend Income Fund
Investments
Assets
Common Stocks*	$3,236,093	$—	$—	$3,236,093
Liabilities
Common Stocks*	$(1,617,754)	$—	$—	$(1,617,754)
Total Investments	$1,618,339	$—	$—	$1,618,339
AGFiQ Global Infrastructure ETF
Investments
Common Stocks
Construction & Engineering	$—	$76,616	$—	$76,616
Diversified Telecommunication Services	—	66,803	—	66,803
Electric Utilities	223,155	163,566	—	386,721
Equity Real Estate Investment Trusts (REITs)	431,932	40,466	—	472,398
Gas Utilities	33,069	62,691	—	95,760
Independent Power and Renewable Electricity Producers	51,677	15,186	—	66,863
Multi-Utilities	165,564	147,005	—	312,569
Road & Rail	67,509	8,987	—	76,496
Transportation Infrastructure	—	207,948	—	207,948
Water Utilities	38,675	31,979	—	70,654
Other*	545,671	—	—	545,671
Exchange Traded Funds	4,340	—	—	4,340
Total Investments	$1,561,592	$821,247	$—	$2,382,839
AGFiQ Dynamic Hedged U.S. Equity ETF
Investments
Exchange Traded Funds	$3,095,322	$—	$—	$3,095,322
Total Investments	$3,095,322	$—	$—	$3,095,322

*
See Schedules of Investments for segregation by industry type.

**
The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives.
The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)
Real Estate Investment Trusts (“REITs”)
Each Fund, except AGFiQ Dynamic Hedged U.S. Equity ETF, may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.
REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.
Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.
Foreign Currency Translation
The books and records of the AGFiQ Global Infrastructure ETF are maintained in U.S. dollars. The Fund’s assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The AGFiQ Global Infrastructure ETF does not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statement of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statement of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statement of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Short Sales
Each Fund, except the Active ETFs, enters into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.
A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)
increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.
Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.
Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.
Swap Agreements
Each Fund, except the Active ETFs, may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
A Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.
A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)
The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.
In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.
The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average monthly outstanding swap contracts for the period ended December 31, 2020:
Fund	Average Contract Long	Average Contract Short
AGFiQ U.S. Market Neutral Momentum Fund	$796,477	$(508,762)
AGFiQ U.S. Market Neutral Anti-Beta Fund	22,330,180	(18,915,560)
The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2020:
Fair Value of Derivative Instruments as of December 31, 2020
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
	Swap agreements	Statements of Assets and Liabilities
AGFiQ U.S. Market Neutral Momentum Fund			$323,438	$237,070
AGFiQ U.S. Market Neutral Anti-Beta Fund			3,925,498	3,549,914
The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2020
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
AGFiQ U.S. Market Neutral Momentum Fund		$(2,453)	$(1,347)
AGFiQ U.S. Market Neutral Anti-Beta Fund		(1,739,370)	(1,805,931)
Expenses
Expenses of the Trust, which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.
Taxes and Distributions
Each of the Funds intends to qualify (or continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)
As of June 30, 2020 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.
Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking to its Target Index or to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.
3. Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
4. Investment Management Fees
Pursuant to the Advisory Agreement (“Advisory Agreement”), the Adviser manages the investment and reinvestment of the Funds’ assets and administers the affairs of the Funds under the oversight of the Board. Pursuant to the Advisory Agreement, the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Anti-Beta Fund, AGFiQ Hedged Dividend Income Fund, AGFiQ Global Infrastructure ETF, and AGFiQ Dynamic Hedged U.S. Equity ETF each pay the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.45% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive the fees and reimburse expenses of each Target Index Fund until at least November 1, 2023, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses (“AFFE”), and extraordinary expenses) (“Operating Expenses”) are limited to 0.45% of average daily net assets for each of the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Anti-Beta Fund, AGFiQ Hedged Dividend Income Fund, AGFiQ Global Infrastructure ETF, and AGFiQ Dynamic Hedged U.S. Equity ETF (collectively, the “Expense Caps”). In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. AFFE are expenses incurred indirectly by the Fund through its ownership of share in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Funds’ financial statements. This undertaking can only be changed with the approval of the Trustees.
For the period ended December 31, 2020, management fee waivers and expense reimbursements were as follows:
Fund	Management Fees Waived	Expense Reimbursements
AGFiQ U.S. Market Neutral Momentum Fund	$13,157	$85,074
AGFiQ U.S. Market Neutral Anti-Beta Fund	452,158	611
AGFiQ Hedged Dividend Income Fund	7,143	87,255
AGFiQ Global Infrastructure ETF	5,371	82,334
AGFiQ Dynamic Hedged U.S. Equity ETF	6,751	80,289

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)
Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause the Fund’s Operating Expenses to exceed the lower of 0.45% of average daily net assets for the AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Anti-Beta Fund, AGFiQ Hedged Dividend Income Fund, AGFiQ Global Infrastructure ETF, and AGFiQ Dynamic Hedged U.S. Equity ETF or the annual rate of daily net assets for the Fund under the terms of a prior expense cap. For the period ended December 31, 2020, none of the Funds repaid expenses to the Adviser.
As of December 31, 2020 the amounts eligible for repayment and the associated period of expiration are as follows:
	Expires June 30,				Total Eligible for Recoupment
Fund	2021	2022	2023	2024
AGFiQ U.S. Market Neutral Momentum Fund	$107,997	$242,138	$202,602	$98,231	$650,968
AGFiQ U.S. Market Neutral Anti-Beta Fund	107,742	255,129	484,176	452,769	1,299,816
AGFiQ Hedged Dividend Income Fund	114,110	255,140	215,032	94,398	678,680
AGFiQ Global Infrastructure ETF	—	44,646	159,123	87,705	291,474
AGFiQ Dynamic Hedged U.S. Equity ETF	—	39,362	148,662	86,285	274,309
5. Administration and Custodian Fees
JPMorgan acts as administrator (the “Administrator”) and custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. As custodian, JPMorgan holds cash, securities and other assets of the Funds as required by the 1940 Act.
6. Distribution, Service Plan and Fund Officers
Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.
No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.
Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.
7. Issuance and Redemption of Fund Shares
The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)
(a discount). Information regarding how often the shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds for the most recently completed five fiscal years and the most recently completed calendar quarters can be found at www.agf.com/us. This information represents past performance and cannot be used to predict future results.
The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.
Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds or cost from shares issued or redeemed on the Statements of Changes in Net Assets, were as follows:
Fund	Six Months Ended December 31, 2020
AGFiQ U.S. Market Neutral Anti-Beta Fund	$78,119
8. Investment Transactions
For the period ended December 31, 2020, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:
	Purchases		Sales
Fund	Long	Short Covers	Long	Short
AGFiQ U.S. Market Neutral Momentum Fund	$2,308,753	$6,112,081	$4,486,575	$3,320,480
AGFiQ U.S. Market Neutral Anti-Beta Fund	19,246,369	253,616,841	98,871,663	111,437,835
AGFiQ Hedged Dividend Income Fund	1,743,596	942,772	2,043,915	712,688
AGFiQ Global Infrastructure ETF	595,965	—	617,681	—
AGFiQ Dynamic Hedged U.S. Equity ETF	710,555	—	341,450	—
9. In-Kind Transactions
During the period presented in this report, certain Funds delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.
For the period ended December 31, 2020, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:
Fund	Value	Realized Gain
AGFiQ U.S. Market Neutral Anti-Beta Fund	$87,452,047	$11,652,966
During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2020, the value of the securities received for subscriptions were as follows:

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)
Fund	Value
AGFiQ U.S. Market Neutral Anti-Beta Fund	$74,476,412
10. Principal Investment Risks
Some principal risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.
Market Risk.   The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares. Although the precise impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term and may adversely affect the performance of the Fund.
Single Factor Risk:   A Fund invests in securities based on a single factor and seeks to track the performance of a securities index that generally is not representative of the market as a whole. A Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund is not a complete investment program. There is no guarantee that a stock that exhibited characteristics of a single factor in the past will exhibit that characteristic in the future.
Anti-Beta Risk:   Anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe. Volatile stocks are subject to sharp swings in price.
High Dividend Risk:   High dividend investing entails taking long positions in each of ten sectors that, over the last three years, have consistently paid the highest dividends and that have the highest dividend yields and short positions in each of ten sectors that have inconsistently paid dividends or paid the lowest dividends and have the lowest dividend yields. There is a risk that the present and future dividend of a security will not be the same as it has historically been and thus that the Fund will not be invested in high dividend securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style investing is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.
Momentum Risk:   In general, “momentum” is the tendency of an investment to exhibit persistence in its relative performance; a momentum style of investing, therefore, emphasizes investing in securities that have recently outperformed the universe. Momentum securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.
Value Risk:   Securities that can be quantitatively identified as undervalued may fail to appreciate in value, and the Index may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than other securities during periods of economic recovery. Value investing may go in and out of favor over time and when value securities are out of favor, a fund pursuing a value strategy may underperform and suffer losses.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)
Authorized Participants Concentration Risk:   Only a member or participant of a clearing agency registered with the Securities and Exchange Commission, which has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”) may purchase and redeem Shares directly from the Fund. Each Fund has a limited number Authorized Participants. To the extent the Authorized Participants cannot or are otherwise unwilling to engage in creation and redemption transactions with a Fund, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face trading halts and/or delisting from the Exchange. Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.
Cash Transactions Risk:   A Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. To the extent a Fund effects creations and redemptions partly or wholly in cash, an investment in a Fund may be less tax-efficient than an investment in an ETF that effects creations and redemptions primarily or wholly in-kind. ETFs generally are able to make in-kind redemptions and thereby avoid being taxed on gains on the distributed portfolio securities at the Fund level. Because a Fund may effect redemptions partly or wholly for cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs. If a Fund realizes a gain on these sales, the Fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. A Fund generally distributes these gains to shareholders to avoid capital gains taxes at the Fund level and the need to otherwise comply with the special tax rules that apply to such gains. This strategy may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of a Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.
Concentration Risk:   To the extent that a Target Index Fund’s Target Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject a Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry. In addition, the value of a Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of industries. An individual industry may have above-average performance during particular periods, but may also move up and down more than the broader market. A Fund’s performance could also be affected if the industries do not perform as expected.
Depositary Receipts Risk:   Depositary receipts subject the Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers. In addition, because the underlying securities may be trading on a non-U.S. market, the value of the underlying security may decline, sometimes rapidly, at a time when U.S. markets are closed and the Adviser may not be able to take appropriate actions to mitigate losses to the Fund.
Derivatives Risk:   A Fund’s use of derivatives — such as futures contracts and swap agreements, among other instruments — may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in unanticipated ways. Derivatives may be highly volatile, and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at anticipated price. A Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that a Fund will engage in derivative transactions to reduce exposure to other risks when that would be beneficial. Derivatives may be subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)
transaction. The Funds do not specifically limit its counterparty risk with respect to any single counterparty.
Emerging Markets Risk:   The Funds may invest in issuers located in emerging market economies (including frontier market economies). The value of Funds that invest in emerging markets may fluctuate more than those that invest in developed markets. In emerging market countries, securities markets may be less liquid, less diverse and may provide less transparency, making it more difficult to buy and sell securities.
Equity Investing Risk:   Equity investments are subject to risks such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Funds. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and the markets generally.
Flash Crash Risk:   An exchange or market may close or issue trading halts on specific securities. In such circumstances, a Fund may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, a Target Index Fund may be unable to rebalance its portfolio and may incur significant tracking differences with its Target Index. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV.
Foreign Currency Risk:   Securities and other instruments in which the Funds invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Foreign Securities Risk:   Foreign investments involve additional risks because financial markets outside of the United States may be less liquid and companies may be less regulated and have lower standards of accounting and financial reporting. There may not be an established stock market or legal system that adequately protects the rights of investors. Foreign investments can also be affected by social, political, or economic instability. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign governments may impose investment restrictions. In general, securities issued by companies in more developed markets, such as the United States, Canada and Western Europe, have a lower foreign market risk. Securities issued in emerging or developing markets, such as Southeast Asia or Latin America, tend to have a higher foreign market risk than securities issued in developed markets.
Hedging Risk:   A Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful or cost-effective, and even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position.
Infrastructure Investment Risk:   Securities and instruments of infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints and funding that impact publicly funded projects, the effects of 50 general economic conditions throughout the world, surplus capacity and depletion concerns, service interruptions, increased competition from other providers of services, uncertainties regarding the

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)
availability of fuel at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by technological innovations that may render existing plants, equipment or products obsolete and natural or man-made disasters. Additionally, infrastructure related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns.
Investments in Exchange-Traded Funds Risk:   The Funds may invest in underlying funds. An investment in an underlying fund exposes the Fund to the risks associated with the underlying fund’s investments. The Fund will bear its proportionate share of the management, service and other fees of the underlying fund. If an underlying fund suspends redemptions or does not calculate its NAV, the Fund may not be able to value part of its assets. An adjustment to the Fund’s holdings of underlying funds may result in gains being distributed to shareholders of the Fund. As a result of such adjustments, the underlying fund may have to make large purchases or sales of securities to meet the redemption or purchase requests of the Fund. The portfolio manager of the underlying fund may have to change the underlying fund’s holdings significantly or may be forced to buy or sell investments at unfavorable prices, which can affect its performance and the performance of the Fund.
Leverage Risk:   The use of short selling and swap agreements allows a Fund to obtain investment exposures greater than their NAV by a significant amount, i.e. use leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price.
Market Risk. The market value of the Funds’ investments may increase or decrease sharply and unpredictably in response to the real or perceived prospects of individual companies, particular sectors or industries, governments and/or general economic conditions throughout the world. The value of an investment may decline because of general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. During a general downturn in the securities or other markets, multiple asset classes may decline in value and adversely affect the NAV, regardless of the individual results of the securities and other investments in which the Funds invest. These market events may continue for prolonged periods, particularly if they are unprecedented, unforeseen or widespread events or conditions. As a result, the value of the Funds’ shares may fall, sometimes sharply and for extended periods, causing investors to lose money.
Although the precise impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term and may adversely affect the performance of a Fund.
Market Neutral Style Risk:   During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, a Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the U.S. Market Neutral Funds employ a dollar-neutral strategy to achieve market neutrality, the beta of a Fund (i.e., the relative volatility of a Fund as compared to the market) will vary over time and may not be equal to zero.
Master Limited Partnership Risk:   Master Limited Partnerships (“MLPs”) are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)
Passive Investment Risk:   The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the relevant Target Index. Each Fund invests primarily in securities included in, or representative of, its Target Index regardless of their investment merits. The Adviser does not attempt to take defensive positions in declining markets. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Funds’ return to be lower than if the Funds employed an active strategy.
Premium/Discount Risk:   Fund shares may trade at prices that are above or below their NAV per share. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.
REIT Risk:   Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.
Secondary Market Trading Risk:   Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.
Short Sale Risk:   Short sales are transactions in which a Fund sells a stock it does not own. To complete the transaction, a Fund must borrow the stock to make delivery to the buyer. A Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by a Fund. If the underlying stock goes up in price during the period during which the short position is outstanding, a Fund will realize a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs a Fund must pay to a lender of the security.
Tracking Error Risk:   The investment performance of a Target Index Fund may diverge from that of its Target Index. A Target Index Fund’s return may not match the return of the Target Index for a number of other reasons. For example, each Target Index Fund incurs a number of operating expenses not applicable to the Target Index, and incurs costs in buying and selling securities, especially when reconstituting a Target Index Fund’s securities holdings to reflect changes in the composition of the Target Index. Since certain Target Index’s components are rebalanced or reconstituted more frequently than other indices, the relevant Target Index Fund’s transaction costs may be greater. To the extent a Target Index Fund employs a representative sampling strategy, the investments held by a Target Index Fund may provide performance that differs from the aggregate performance of all of the Target Index components.
11. LIBOR Risk
The United Kingdom’s Financial Conduct Authority, which regulates the London Interbank Offered Rate (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.
12. Guarantees and Indemnifications
In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2020 (Unaudited)
duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
13. New Accounting Pronouncements
In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
14. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. No subsequent events requiring financial statement adjustment or disclosure have been identified other than the following:
At a meeting held on February 22, 2021, the Board of Trustees approved a Plan of Liquidation providing for the liquidation and termination of the AGFiQ U.S. Market Neutral Momentum Fund and the AGFiQ Dynamic Hedged U.S. Equity ETF (“Liquidation”). The Liquidation does not require shareholder approval and you are not being asked to vote on the Liquidation. Please refer to the supplement dated February 22, 2021 to the Fund’s prospectus containing further information regarding the Liquidation which is scheduled to take place on or about March 30, 2021.

AGF Investments Trust
Expense Example (Unaudited)
December 31, 2020
As a shareholder, you incur two types of costs: (1) transaction costs for, such as brokerage commissions, purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
Actual Expenses
The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2020.
The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2020.
The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on the purchases and sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

AGF Investments Trust
Expense Example (Unaudited)
December 31, 2020
	Beginning Account Value 07/01/20	Ending Account Value 12/31/20	Expenses Paid During the Period*	Annualized Expense Ratio During Period
AGFiQ U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$867.10	$11.44	2.43%
Hypothetical	$1,000.00	$1,012.96	$12.33	2.43%
AGFiQ U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$788.00	$9.87	2.19%
Hypothetical	$1,000.00	$1,014.17	$11.12	2.19%
AGFiQ Hedged Dividend Income Fund
Actual	$1,000.00	$1,078.90	$5.71	1.09%
Hypothetical	$1,000.00	$1,019.71	$5.55	1.09%
AGFiQ Global Infrastructure ETF(a)
Actual	$1,000.00	$1,050.50	$2.33	0.45%
Hypothetical	$1,000.00	$1,022.94	$2.29	0.45%
AGFiQ Dynamic Hedged U.S. Equity ETF(b)
Actual	$1,000.00	$1,147.50	$2.17	0.40%
Hypothetical	$1,000.00	$1,023.19	$2.04	0.40%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period)

(a)
The annualized expense ratio does not reflect the indirect expenses of the underlying Fund in which it invests.

(b)
The annualized expense ratio does not reflect the indirect expenses of the underlying non-affiliated Funds in which it invests. In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. If the ratio had included these affiliated indirect expenses, the annualized expense ratio would have been 0.45% for both the Actual and Hypothetical expense examples.

AGF Investments Trust
Liquidity Risk Management Program
December 31, 2020 (Unaudited)
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has designated a Liquidity Program Administrator (“LPA”), a committee comprised of senior representatives of the adviser, AGF Investments, LLC, its affiliated company, AGF Investments Inc. and officers of the Funds to implement and monitor the Program. As part of its responsibilities, the LPA has retained a third party to perform certain functions, including providing market data and liquidity classification model information.
The Program includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Program includes no less than annual assessments of factors that influence each Fund’s liquidity risk; daily classifications of each Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and periodic reporting to the Funds’ Board.
At a meeting of the Board of Trustees on November 20, 2020, the LPA provided a written report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from the inception of the Program on June 1, 2019 through September 30, 2020 (“Reporting Period”). The Report included a summary of the oversight of the Program and the system that is used to operate the Program, a discussion of the Funds’ investment strategies and liquidity of portfolio investments including liquidity classifications, the effects of short-term and long-term cash flows and a review of Authorized Participants on each Fund’s liquidity, the effect of pricing/spreads and basket assets on each Fund’s liquidity, and the effect that historical redemptions and market volatility had on the liquidity for each Fund during the Reporting Period. The Report concluded that during the Reporting Period: (1) there were no material changes to the Program, (2) there were no significant liquidity events impacting any Fund, and (3) it is the LPA’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule. The Report further concluded that each Fund’s investment strategy continues to be appropriate and manageable for an open-end fund in both normal and stressed conditions.
There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

AGF Investments Trust
Additional Information (Unaudited)
Proxy Voting Information
A description of AGF Investments Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.agf.com/us or the U.S. Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.
In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.
Quarterly Portfolio Holdings Information
AGF Investments Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT and, for periods prior to March 31, 2020, on Form N-Q. The Funds’ Forms N-Q and Forms N-PORT are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q and Forms N-PORT, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGFiQ Funds’ website at www.agf.com/us.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

AGF Investments Trust
53 State Street, Suite 1308
Boston, MA 02109
www.AGFiQ.com
Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGF Investments Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President and Principal Executive Officer
March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President and Principal Executive Officer
March 5, 2021

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
March 5, 2021